UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number 811-2671

DWS Municipal Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and Address of Agent for Service)

Date of fiscal year end:	05/31

Date of reporting period:	05/31/06

ITEM 1.               REPORT TO STOCKHOLDERS

MAY 31, 2006

(AS RESTATED FEBRUARY 26, 2007)

Annual Report
to Shareholders

DWS Managed Municipal Bond Fund

(formerly Scudder Managed Municipal Bond Fund)

Contents

Click here Performance Summary

Click here Information About Your Fund's Expenses

Click here Portfolio Management Review

Click here Portfolio Summary

Click here Investment Portfolio

Click here Financial Statements

Click here Financial Highlights

Click here Notes to Financial Statements

Click here Report of Independent Registered Public Accounting Firm

Click here Tax Information

Click here Other Information

Click here Shareholder Meeting Results

Click here Trustees and Officers

Click here Account Management Resources

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

Investments in mutual funds involve risk. Some funds have more risk than others. This fund invests in individual bonds whose yields and market values fluctuate so that your investment may be worth more or less than its original cost. Bond investments are subject to interest-rate risk such that when interest rates rise, the prices of the bonds, and thus the value of the bond fund, can decline and the investor can lose principal value. A portion of the fund's returns may be subject to federal, state, local and alternative minimum tax. Finally, the fund may focus its investments in certain geographical regions, thereby increasing its vulnerability to developments in that region. This may result in greater share price volatility. Please read this fund's prospectus for specific details regarding its investments and risk profile.

DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Asset Management, Inc., Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary May 31, 2006

Classes A, B, C and Institutional

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-scudder.com for the Fund's most recent month-end performance.

The maximum sales charge for Class A shares is 4.5%. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 4% within the first year after purchase, declining to 0% after six years. Class C shares have no adjustment for front-end sales charges, but redemptions within one year of purchase may be subject to a CDSC of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had. Institutional Class shares are not subject to sales charges.

To discourage short-term trading, the Fund imposes a 2% redemption fee on shareholders redeeming shares held less than 15 days, which has the effect of lowering total return.

Returns and rankings during all periods shown for Class A, B and C shares and during the 3-year, 5-year and 10-year periods shown for Institutional Class shares reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns and rankings may differ by share class.

A portion of the Fund's distributions may be subject to federal, state and local tax and the alternative minimum tax.

Returns shown for Class A, B and C shares for the periods prior to their inception on June 11, 2001 are derived from the historical performance of Class S shares of DWS Managed Municipal Bond Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses of each specific class. Any difference in expenses will affect performance.

Average Annual Total Returns (Unadjusted for Sales Charge) as of 5/31/06
DWS Managed Municipal Bond Fund	1-Year	3-Year	5-Year	10-Year
Class A	2.65%	2.92%	4.93%	5.55%
Class B	1.88%	2.13%	4.12%	4.74%
Class C	1.86%	2.13%	4.11%	4.72%
Lehman Brothers Municipal Bond Index+	1.89%	3.22%	5.27%	5.95%
DWS Managed Municipal Bond Fund	1-Year	3-Year	Life of Class*
Institutional Class	2.82%	3.17%	4.08%
Lehman Brothers Municipal Bond Index+	1.89%	3.22%	4.31%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

* Institutional Class shares commenced operations on August 19, 2002. Index returns began on August 31, 2002.
Net Asset Value and Distribution Information
	Class A	Class B	Class C	Institutional Class
Net Asset Value: 5/31/06	$ 9.04	$ 9.04	$ 9.04	$ 9.04
5/31/05	$ 9.20	$ 9.20	$ 9.20	$ 9.21
Distribution Information: Twelve Months: Income Dividends as of 5/31/06	$ .40	$ .33	$ .33	$ .42
Capital Gain Distributions as of 5/31/06	$ .002	$ .002	$ .002	$ .002
May Income Dividend	$ .0326	$ .0268	$ .0268	$ .0340
SEC 30-day Yield++ as of 5/31/06	3.54%	2.96%	2.95%	3.89%
Tax Equivalent Yield++ as of 5/31/06	5.45%	4.55%	4.54%	5.98%
Current Annualized Distribution Rate++ as of 5/31/06	4.25%	3.49%	3.49%	4.43%
++ The SEC yield is net investment income per share earned over the month ended May 31, 2006, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yield would have been 3.51% and 2.93% for Classes A and C, respectively, had certain expenses not been reduced. Tax equivalent yield is based on the Fund's yield and a marginal federal income tax rate of 35%. Current annualized distribution rate is the latest monthly dividend shown as a percentage of net asset value on May 31, 2006. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rate would have been 4.22% and 3.47% for Classes A and C, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.
Class A Lipper Rankings — General Municipal Debt Funds Category as of 5/31/06
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	39	of	260	15
3-Year	103	of	249	42

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, results might have been less favorable. Rankings are for Class A shares; other share classes may vary.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS Managed Municipal Bond Fund — Class A [] Lehman Brothers Municipal Bond Index+

Yearly periods ended May 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.50%. This results in a net initial investment of $9,550. The growth of $10,000 is cumulative.

Comparative Results (Adjusted for Maximum Sales Charge) as of 5/31/06
DWS Managed Municipal Bond Fund		1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$9,803	$10,410	$12,150	$16,395
	Average annual total return	-1.97%	1.35%	3.97%	5.07%
Class B	Growth of $10,000	$9,893	$10,462	$12,137	$15,885
	Average annual total return	-1.07%	1.52%	3.95%	4.74%
Class C	Growth of $10,000	$10,186	$10,652	$12,231	$15,857
	Average annual total return	1.86%	2.13%	4.11%	4.72%
Lehman Brothers Municipal Bond Index+	Growth of $10,000	$10,189	$10,997	$12,926	$17,816
	Average annual total return	1.89%	3.22%	5.27%	5.95%
DWS Managed Municipal Bond Fund		1-Year	3-Year	Life of Class*
Institutional Class	Growth of $1,000,000	$1,028,200	$1,098,000	$1,163,300
	Average annual total return	2.82%	3.17%	4.08%
Lehman Brothers Municipal Bond Index+	Growth of $1,000,000	$1,018,900	$1,099,700	$1,171,600
	Average annual total return	1.89%	3.22%	4.31%

The growth of $10,000 and $1,000,000 are cumulative.

The minimum initial investment for Institutional Class is $1,000,000.

* Institutional Class shares commenced operations on August 19, 2002. Index returns began on August 31, 2002.
+ The Lehman Brothers Municipal Bond Index is an unmanaged market-value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Class AARP and Class S

Class AARP has been created especially for members of AARP. Class S shares are no longer available to new investors except under certain circumstances. (Please refer to the Fund's Statement of Additional Information.)

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-scudder.com for the Fund's most recent month-end performance.

To discourage short-term trading, the Fund imposes a 2% redemption fee on shareholders redeeming shares held less than 15 days, which has the effect of lowering total return.

Returns and rankings during the 3-year, 5-year and 10-year periods shown for Class S and all periods shown for Class AARP reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns and rankings may differ by share class.

A portion of the Fund's distributions may be subject to federal, state and local tax and the alternative minimum tax.

Returns shown for Class AARP shares for the period prior to its inception on July 31, 2000 are derived from the historical performance of Class S shares of DWS Managed Municipal Bond Fund during such periods and have assumed the same expense structure during such periods. Any difference in expenses will affect performance.

Average Annual Total Returns as of 5/31/06
DWS Managed Municipal Bond Fund	1-Year	3-Year	5-Year	10-Year
Class S	2.88%	3.19%	5.19%	5.78%
Class AARP	2.88%	3.18%	5.18%	5.79%
Lehman Brothers Municipal Bond Index+	1.89%	3.22%	5.27%	5.95%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

Net Asset Value and Distribution Information
	Class AARP	Class S
Net Asset Value: 5/31/06	$ 9.05	$ 9.05
5/31/05	$ 9.21	$ 9.21
Distribution Information: Twelve Months: Income Dividends as of 5/31/06	$ .42	$ .42
Capital Gain Distributions as of 5/31/06	$ .002	$ .002
May Income Dividend	$ .0344	$ .0344
SEC 30-day Yield++ as of 5/31/06	3.93%	3.94%
Tax Equivalent Yield++ as of 5/31/06	6.05%	6.06%
Current Annualized Distribution Rate++ as of 5/31/06	4.48%	4.48%
++ The SEC yield is net investment income per share earned over the month ended May 31, 2006, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. Tax equivalent yield is based on the Fund's yield and a marginal federal income tax rate of 35%. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on May 31, 2006. Distribution rate simply measures the level of dividends and is not a complete measure of performance. Yields and distribution rates are historical, not guaranteed and will fluctuate.
Class S Lipper Rankings — General Municipal Debt Funds Category as of 5/31/06
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	28	of	260	11
3-Year	71	of	249	28
5-Year	43	of	221	20
10-Year	20	of	143	14

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Class S shares; other share classes may vary.

Growth of an Assumed $10,000 Investment
[] DWS Managed Municipal Bond Fund — Class S [] Lehman Brothers Municipal Bond Index+

Yearly periods ended May 31
Comparative Results as of 5/31/06
DWS Managed Municipal Bond Fund		1-Year	3-Year	5-Year	10-Year
Class S	Growth of $10,000	$10,288	$10,987	$12,876	$17,545
	Average annual total return	2.88%	3.19%	5.19%	5.78%
Class AARP	Growth of $10,000	$10,288	$10,985	$12,873	$17,549
	Average annual total return	2.88%	3.18%	5.18%	5.79%
Lehman Brothers Municipal Bond Index+	Growth of $10,000	$10,189	$10,997	$12,926	$17,816
	Average annual total return	1.89%	3.22%	5.27%	5.95%

The growth of $10,000 is cumulative.

+ The Lehman Brothers Municipal Bond Index is an unmanaged market-value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, Class A, B, C and AARP limited these expenses; had they not done so, expenses would have been higher. The tables are based on an investment of $1,000 made at the beginning of the six-month period ended May 31, 2006.

The tables illustrate your Fund's expenses in two ways:

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Restated to include interest expense related to the Fund's investments in inverse floaters. (Please see Note J in the Notes to Financial Statements.)

Expenses and Value of a $1,000 Investment (Including Interest Expense) for the six months ended May 31, 2006

Actual Fund Return	Class A	Class B	Class C	Class AARP	Class S	Institutional Class
Beginning Account Value 12/1/05	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 5/31/06	$ 1,018.90	$ 1,015.00	$ 1,014.90	$ 1,020.00	$ 1,020.00	$ 1,020.30
Expenses Paid per $1,000*	$ 5.49	$ 9.24	$ 9.29	$ 4.33	$ 4.33	$ 4.38
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class AARP	Class S	Institutional Class
Beginning Account Value 12/1/05	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 5/31/06	$ 1,019.50	$ 1,015.76	$ 1,015.71	$ 1,020.64	$ 1,020.64	$ 1,020.59
Expenses Paid per $1,000*	$ 5.49	$ 9.25	$ 9.30	$ 4.33	$ 4.33	$ 4.38
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class B	Class C	Class AARP	Class S	Institutional Class
DWS Managed Municipal Bond Fund	1.09%	1.84%	1.85%	.86%	.86%	.87%
As previously reported, excluding interest expense. Expenses and Value of a $1,000 Investment (Excluding Interest Expense) for the six months ended May 31, 2006
Actual Fund Return	Class A	Class B	Class C	Class AARP	Class S	Institutional Class
Beginning Account Value 12/1/05	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 5/31/06	$ 1,018.90	$ 1,015.00	$ 1,014.90	$ 1,020.00	$ 1,020.00	$ 1,020.30
Expenses Paid per $1,000*	$ 3.72	$ 7.49	$ 7.54	$ 2.57	$ 2.57	$ 2.62
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class AARP	Class S	Institutional Class
Beginning Account Value 12/1/05	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 5/31/06	$ 1,021.24	$ 1,017.50	$ 1,017.45	$ 1,022.39	$ 1,022.39	$ 1,022.34
Expenses Paid per $1,000*	$ 3.73	$ 7.49	$ 7.54	$ 2.57	$ 2.57	$ 2.62
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class B	Class C	Class AARP	Class S	Institutional Class
DWS Managed Municipal Bond Fund	.74%	1.49%	1.50%	.51%	.51%	.52%

For more information, please refer to the Fund's prospectus.

Portfolio Management Review

DWS Managed Municipal Bond Fund: A Team Approach to Investing

Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for DWS Managed Municipal Bond Fund. DeIM and its predecessors have more than 80 years of experience managing mutual funds and DeIM provides a full range of investment advisory services to institutional and retail clients. DeIM is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

Portfolio Management Team

Philip G. Condon

Managing Director of Deutsche Asset Management and Co-Lead Portfolio Manager of the fund.

Joined Deutsche Asset Management in 1983 and the fund in 1990.

Over 29 years of investment industry experience.

BA, MBA, University of Massachusetts at Amherst.

Ashton P. Goodfield, CFA

Managing Director of Deutsche Asset Management and Co-Lead Portfolio Manager of the fund.

Joined Deutsche Asset Management in 1986 and the fund in 1998.

Over 20 years of investment industry experience.

BA, Duke University

Eleanor R. Lynch, CFA

Director of Deutsche Asset Management and Co-Lead Portfolio Manager of the fund.

Joined Deutsche Asset Management in 1995 and the fund in 1999.

Over 18 years of investment industry experience.

BS, Ursinus College; MS, Drexel University.

Matthew J. Caggiano, CFA

Director of Deutsche Asset Management and Portfolio Manager of the fund.

Joined Deutsche Asset Management in 1989 and the fund in 1999.

Over 17 years of investment industry experience.

BS, Pennsylvania State University; MS, Boston College.

Philip G. Condon, Ashton P. Goodfield and Eleanor R. Lynch serve as co-lead portfolio managers of DWS Managed Municipal Bond Fund. Matthew J. Caggiano is also a portfolio manager. In the following interview, the DWS municipal bond team discusses the fund's performance for the period and the market environment for municipal bonds.

Q: Will you describe the general market environment during the annual period ended May 31, 2006?

A: Municipal bonds delivered tepid results over the period, although returns were significantly above those in the taxable market. The municipal bond market, as measured by the Lehman Brothers Municipal Bond Index, delivered a total return of 1.89% for the 12 months ended May 31, 2006.1 The broad taxable-bond market, as measured by the Lehman Brothers Aggregate Bond Index, delivered a total return of -0.48% for the same period.2

1 The Lehman Brothers Municipal Bond Index is an unmanaged market-value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years.
2 The Lehman Brothers Aggregate Bond Index is an unmanaged index representing domestic taxable investment-grade bonds, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities with average maturities of one year or more.
Index returns assume reinvestment of all distributions and, unlike fund returns, do not include any fees or expenses. It is not possible to invest directly into an index.

The US Federal Reserve Board (the Fed) continued to increase short-term interest rates as it attempts to move to a neutral monetary policy. Over the period, the federal funds rate — the overnight interbank lending rate and a benchmark for interest rates generally — was raised eight times by 0.25%, to its current level of 5.00%. This caused yields on shorter-term bonds, which are highly sensitive to Fed moves, to rise. Since a bond's yield moves in the opposite direction of its price, this meant that prices of short-term bonds generally fell. Longer-term interest rates rose as well, although to a lesser extent.

The relationship between supply of and demand for municipal issues can be an important factor in the performance of this market. High demand or low supply can drive municipal bond prices higher, while low demand or high supply can have the reverse effect. For most of 2005, the supply of municipal issues coming to market was heavy, driven in large part by refunding activity as borrowers sought to take advantage of low interest rates. Toward the end of 2005, as rates rose, supply began to drop off. This trend has prevailed so far in 2006, as supply nationally is down significantly compared with the same period in 2005. On the demand side, interest from institutional investors such as insurance companies has remained strong, and mutual funds also provided support. In addition, as yields rose, individual investors began to display renewed interest in municipal issues. The combination of lightening supply of and continued broad demand for municipal issues contributed to their strong performance relative to most areas of the taxable market.

The municipal bond yield curve flattened during the 12-month period.3 The two-year bond yield increased 83 basis points, from 2.76% to 3.59%, while the 30-year yield rose only 27 basis points to 4.53% from 4.26%, resulting in a total flattening of 56 basis points. (See the accompanying graph for municipal bond yield changes from the beginning to the end of the period.)

3 The yield curve is a graph with a left-to-right line that shows how high or low yields are, from the shortest to the longest maturities. Typically (and when the yield curve is characterized as "steep," this is especially true) the line rises from left to right as investors who are willing to tie up their money for a longer period are rewarded with higher yields.

Q: How did DWS Managed Municipal Bond Fund perform for the 12-month period ended May 31, 2006?

A: DWS Managed Municipal Bond Fund posted a modest positive return for the period, outperforming its benchmark and average

Municipal Bond Yield Curve (as of 5/31/05 and 5/31/06)

Source: Municipal Market Data, AAA-rated universe

This chart is not intended to represent the yield of any DWS fund.

Lipper peer. The fund's Class A shares delivered a total return of 2.65%, while its benchmark, the unmanaged Lehman Brothers Municipal Bond Index, returned 1.89%. (Returns are unadjusted for sales charges. If sales charges had been included, returns would have been lower. Past performance is no guarantee of future results. Please see pages 4 through 9 for the performance of other share classes and more complete performance information.) The fund's Class A shares outperformed its average peer in the Lipper General Municipal Debt Funds category, which gained 1.73%.4

4 The Lipper General Municipal Debt Funds category includes funds that invest primarily in municipal debt issues in the top 4 credit ratings. Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the General Municipal Debt Funds category. For the one- and three-year periods, this category's average return was 1.73% (260 funds) and 2.79% (249 funds), respectively, as of May 31. 2006.

Q: How was the fund positioned, and how did this positioning contribute to its performance for the annual period ended May 31, 2006?

A: For much of the period, we maintained a relatively defensive posture, meaning that we sought to avoid taking any undue credit or interest-rate risk. This translated into an underweighting of both lower-quality and longer-maturity issues compared with many of our peers.

With respect to credit risk, the yield advantage provided by BBB-rated versus AAA-rated issues has for some time been narrow by historical standards, and we did not feel that we could justify any significant tilt toward lower quality given the minimal incremental reward. This constrained performance a bit as credit spreads continued to tighten over the period. Our holdings of tobacco-related issues helped returns as this sector benefited from spread tightening and refunding activity (which generally results in a price increase as affected issues are revalued to their call date).

We do not focus on trying to predict the overall level of interest rates, and we attempt to keep the fund's duration and overall interest rate sensitivity similar to that of its peers and its benchmark, the Lehman Brothers Municipal Bond Index.5 In attempting to maintain a duration-neutral stance, we will shift the fund's relative exposure to shorter and longer maturities to reflect our view of where the best return opportunities lie. Performance benefited from our efforts to minimize the impact of a flattening yield curve on returns, in particular by hedging our exposure to the 10-year segment of the market. The execution of this strategy also allowed us to benefit from the outperformance of the municipal market versus taxable bonds. In addition, our exposure to inverse floaters, instruments whose coupon rates move in the opposite direction of short-term rates, helped performance. This position has been trimmed with the increase in short-term rates.

5 Duration is a measure of bond price volatility. Duration can be defined as the approximate percentage change in price for a 100-basis-point (one single percentage point) change in market interest rate levels. A duration of 1.25, for example, means that the price of a bond or bond portfolio should rise by approximately 1.25% for a one-percentage-point drop in interest rates, and that it should fall by 1.25% for a one-percentage-point rise in interest rates.

The flattening of the yield curve that has occurred has significantly reduced the income advantage provided by longer-term issues. In this vein, we are currently emphasizing bonds with maturities in the 10- to 15-year range and that are priced to a call. The fund is currently well positioned should the yield curve steepen and should quality spreads widen.

We will continue to take a prudent approach to investing in the municipal market, while seeking to maintain an attractive dividend.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results.

Portfolio Summary

(as restated, see Note J)

Portfolio Composition	5/31/06	5/31/05

Revenue Bonds	51%	57%
General Obligation Bonds	23%	23%
US Government Secured	17%	12%
Lease Obligations	9%	8%
	100%	100%
Quality	5/31/06	5/31/05

AAA	70%	73%
AA	7%	8%
A	7%	6%
BBB	6%	7%
Not Rated	10%	6%
	100%	100%
Effective Maturity	5/31/06	5/31/05

0-4.99 years	35%	24%
5-9.99 years	48%	53%
10-15 years	15%	18%
Greater than 15 years	2%	5%
	100%	100%

Weighted average effective maturity: 6.64 years and 7.73 years, respectively.

Portfolio composition, quality and effective maturity are subject to change.

The quality ratings represent the lower of Moody's Investors Services, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings. The ratings of Moody's and S&P represent their opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. The Fund's credit quality does not remove market risk.

Top Five State Allocations (% of Total Investment Portfolio)	5/31/06	5/31/05

California	17%	18%
Illinois	11%	11%
New Jersey	9%	8%
New York	7%	7%
Texas	7%	7%

Top five state allocations are subject to change.

For more complete details about the Fund's investment portfolio, see page 21. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end will be posted to www.dws-scudder.com on or after the last day of the following month. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio as of May 31, 2006

(as restated, see Note J)

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 89.9%
Alabama 0.1%
Phoenix County, AL, Industrial Development Revenue, Industrial Development Board, AMT, 6.35%, 5/15/2035	4,000,000	4,284,000
Alaska 0.5%
Anchorage, AK, Core City General Obligation, 5.5%, 7/1/2021 (a)	3,860,000	4,152,511
Anchorage, AK, Electric Revenue, 6.5%, 12/1/2015 (a)	5,000,000	5,918,200
Anchorage, AK, State General Obligation:
5.5%, 7/1/2019 (a)	2,500,000	2,699,925
5.5%, 7/1/2020 (a)	2,500,000	2,699,925
North Slope Borough, AK, County General Obligation Lease, Series B, Zero Coupon, 6/30/2011 (a)	5,000,000	4,088,250
		19,558,811
Arizona 1.3%
Arizona, School District General Obligation, School Facilities Board Revenue:
Series B, 5.25%, 9/1/2017 (a)	6,500,000	7,048,275
5.5%, 7/1/2014	5,000,000	5,405,000
5.5%, 7/1/2015	3,000,000	3,243,000
5.5%, 7/1/2016	5,000,000	5,405,000
Mesa, AZ, Electric Revenue:
5.25%, 7/1/2016 (a)	7,500,000	8,173,875
5.25%, 7/1/2017 (a)	10,000,000	10,959,700
Phoenix, AZ, Transportation/Tolls Revenue, Series A, Zero Coupon, 7/1/2012 (a)	4,675,000	3,656,598
Phoenix, AZ, Water & Sewer Revenue, Civic Improvement Corp., Prerefunded, 6.0%, 7/1/2011 (a)	4,105,000	4,492,512
Scottsdale, AZ, General Obligation, 5.375%, 7/1/2015	1,635,000	1,752,393
Tucson, AZ, Water & Sewer Revenue, 5.5%, 7/1/2018 (a)	4,100,000	4,480,644
		54,616,997
Arkansas 0.5%
Jonesboro, AR, Hospital & Healthcare Revenue, Healthcare Facilities Authority, Bernard's Regional Medical Center, Series A, 5.8%, 7/1/2012 (a)	4,025,000	4,111,417
North Little Rock, AR, Electric Revenue, Series A, 6.5%, 7/1/2015 (a)	13,080,000	15,025,911
		19,137,328
California 16.0%
Banning, CA, Water & Sewer Revenue, 1989 Water System Improvement Project, 8.0%, 1/1/2019 (a)	885,000	1,100,958
Banning, CA, Water & Sewer Revenue, Water System Reference & Improvement Project, 8.0%, 1/1/2019 (a)	880,000	1,033,850
California, Department of Water Resources Revenue:
Prerefunded, Series W, 5.5%, 12/1/2015	565,000	615,720
5.5%, 12/1/2015	2,825,000	3,057,272
California, Department of Water Resources Revenue, Central Valley Project, Series AC, 5.0%, 12/1/2027 (a)	9,000,000	9,318,150
California, Electric Revenue, Department of Water Resources and Power Supply:
Series A, 5.25%, 5/1/2020	2,000,000	2,176,300
Series A, 5.375%, 5/1/2021	5,000,000	5,473,650
Series A, 5.375%, 5/1/2022	10,665,000	11,675,295
Series A, 5.875%, 5/1/2016	20,000,000	22,415,400
California, Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue, Series A-1, 6.625%, 6/1/2040	17,545,000	19,446,176
California, Higher Education Revenue, 5.25%, 11/1/2020 (a)	6,315,000	6,760,460
California, Higher Education Revenue, Marymount University, Zero Coupon, 10/1/2014 (a)	1,000,000	700,930
California, Housing Finance Agency Revenue, Multi-Family Housing, Series C, AMT, 3.54%*, 8/1/2037	800,000	800,000
California, Public Works Board, Lease Revenue, Department of Corrections, Series C, 5.0%, 6/1/2025	2,500,000	2,555,675
California, Senior Care Revenue, Statewide Community Development Authority, California Lutheran Homes, ETM, 5.5%, 11/15/2008	1,735,000	1,776,779
California, Special Assessment Revenue, Golden State Tobacco Securitization Corp.:
Series B, 5.5%, 6/1/2043	9,950,000	10,941,318
Series B, 5.625%, 6/1/2038	37,265,000	41,261,299
Series 2003-A-1, 6.75%, 6/1/2039	37,520,000	41,980,002
California, State Agency General Obligation Lease, Series A, 6.3%, 12/1/2006 (a)	8,095,000	8,206,792
California, State General Obligation:
5.0%, 5/1/2015	10,450,000	11,107,618
5.0%, 3/1/2017	10,000,000	10,579,000
Series 1, 5.0%, 9/1/2019	12,700,000	13,313,410
5.0%, 6/1/2029 (a)	25,000,000	25,759,000
5.0%, 2/1/2031 (a)	26,975,000	27,625,637
5.0%, 4/1/2031 (a)	10,000,000	10,276,500
5.0%, 12/1/2031 (a)	32,470,000	33,385,979
5.125%, 11/1/2024	5,000,000	5,193,400
5.25%, 2/1/2017	17,450,000	18,521,779
5.25%, 2/1/2027 (a)	4,790,000	5,039,128
6.25%, 10/1/2007 (a) (c)	4,000,000	4,140,000
California, State Public Works Board, Lease Revenue, Department of Mental Health: Series A, 5.5%, 6/1/2021	5,275,000	5,712,667
Series A, 5.5%, 6/1/2022	1,400,000	1,513,204
California, State Revenue Lease, 5.25%, 12/1/2020 (a)	22,040,000	23,359,976
California, State Revenue Lease, Public Works Board, Department of Corrections:
Series C, 5.5%, 6/1/2020	5,000,000	5,396,150
Series C, 5.5%, 6/1/2021	2,500,000	2,696,400
California, State University Revenue:
Series A, 5.0%, 11/1/2016 (a)	16,790,000	17,905,863
Series A, 5.125%, 5/15/2017 (a)	10,000,000	10,658,300
Series A, 5.25%, 11/1/2021 (a)	4,000,000	4,257,120
Fairfield-Suisun, CA, Unified School District General Obligation, Election 2002, 5.0%, 8/1/2024 (a)	3,840,000	3,992,410
Foothill, CA, Eastern Corridor Agency, Toll Road Revenue:
Series A, ETM, Zero Coupon, 1/1/2015	11,000,000	7,622,010
Series A, ETM, Zero Coupon, 1/1/2017	5,000,000	3,128,450
Foothill, CA, Transportation/Tolls Revenue, Eastern Corridor Agency:
Series A, ETM, Zero Coupon, 1/1/2018	21,890,000	13,014,043
Series A, Prerefunded, 6.0%, 1/1/2016	20,400,000	22,013,640
Series A, ETM, 7.05%, 1/1/2009	5,000,000	5,422,350
Series A, Prerefunded, 7.1%, 1/1/2011	4,000,000	4,530,440
Series A, Prerefunded, 7.1%, 1/1/2012	4,000,000	4,530,440
Series A, Prerefunded, 7.15%, 1/1/2014	6,250,000	7,089,187
Los Angeles County, CA, County General Obligation Lease:
Zero Coupon, 9/1/2007	4,030,000	3,822,818
Zero Coupon, 9/1/2009	5,425,000	4,739,497
Los Angeles, CA, Airport Revenue, Regional Airports Improvement Corporation Lease, Series C, AMT, 7.5%, 12/1/2024	2,500,000	2,691,425
Los Angeles, CA, School District General Obligation, Unified School District:
Series A, 5.0%, 7/1/2023 (a)	12,000,000	12,444,720
Series A, 5.0%, 7/1/2024 (a)	10,000,000	10,352,200
5.75%, 7/1/2015 (a)	2,000,000	2,263,480
5.75%, 7/1/2016 (a)	17,000,000	19,334,610
Los Angeles, CA, Unified School District:
Series A-1, 5.0%, 7/1/2017 (a)	10,000,000	10,620,700
Series A, 5.375%, 7/1/2018 (a)	16,575,000	18,187,747
Madera County, CA, Hospital & Healthcare Revenue, Valley Childrens Hospital, 6.5%, 3/15/2010 (a)	2,840,000	3,116,531
Murrieta Valley, CA, School District General Obligation, Unified School District, Series A, Zero Coupon, 9/1/2014 (a)	4,235,000	2,979,704
Oakland, CA, Special Assessment Revenue, Oakland Convention Centers, 5.5%, 10/1/2014 (a)	2,000,000	2,215,940
Roseville, CA, School District General Obligation, Junior High, Series B, Zero Coupon, 8/1/2015 (a)	1,000,000	672,100
San Diego, CA, School District General Obligation, Series A, Zero Coupon, 7/1/2014 (a)	3,420,000	2,424,780
San Diego, CA, Water & Sewer Revenue:
5.632%, 4/25/2007 (a)	6,300,000	6,417,432
5.681%, 4/22/2009 (a)	4,500,000	4,755,330
San Joaquin County, CA, County General Obligation Lease, Facilities Project, 5.5%, 11/15/2013 (a)	3,895,000	4,300,859
San Joaquin Hills, CA, Transportation/Tolls Revenue, Transportation Corridor Agency, Toll Road Revenue:
Series A, Zero Coupon, 1/15/2012 (a)	5,000,000	3,996,850
Series A, Zero Coupon, 1/15/2013 (a)	35,295,000	26,901,496
Series A, Zero Coupon, 1/15/2014 (a)	14,905,000	10,806,870
Ukiah, CA, School District General Obligation Lease, Zero Coupon, 8/1/2015 (a)	2,000,000	1,344,200
Vallejo City, CA, General Obligation, Unified School District, Series A, 5.9%, 2/1/2022 (a)	3,905,000	4,589,586
		658,059,002
Colorado 2.7%
Colorado, E-40 Public Highway Authority Revenue, Series B, Zero Coupon, 9/1/2016 (a)	5,000,000	3,164,500
Colorado, Health Facilities Authority Revenue, Catholic Health Initiatives, Series B-1, 3.2%*, 3/1/2023	2,800,000	2,800,000
Colorado, Health Facilities Authority Revenue, Covenant Retirement Communities Project:
6.75%, 12/1/2015	1,750,000	1,788,658
6.75%, 12/1/2025	4,150,000	4,241,674
Colorado, Hospital & Healthcare Revenue, Portercare Adventist Health Project, 6.5%, 11/15/2031	3,000,000	3,408,960
Colorado, Transportation/Tolls Revenue:
Series B, Zero Coupon, 9/1/2014 (a)	11,295,000	7,915,084
Series B, Zero Coupon, 9/1/2015 (a)	21,500,000	14,344,800
Series B, Zero Coupon, 9/1/2017 (a)	8,000,000	4,789,280
Series B, Zero Coupon, 9/1/2018 (a)	20,560,000	11,641,894
Series B, Zero Coupon, 9/1/2019 (a)	36,500,000	19,595,390
Series B, Zero Coupon, 9/1/2020 (a)	7,000,000	3,555,860
Series B, Zero Coupon, 9/1/2034	15,200,000	2,117,816
Series A, 5.75%, 9/1/2014 (a)	14,700,000	16,456,503
Denver, CO, School District General Obligation, Series A, 6.5%, 12/1/2010	3,000,000	3,338,310
Douglas County, CO, School District General Obligation, 7.0%, 12/15/2013 (a)	2,500,000	2,986,975
Mesa County, CO, Residual Revenue, EMT, Zero Coupon, 12/1/2011	11,435,000	9,196,713
		111,342,417
Connecticut 0.6%
Connecticut, State General Obligation:
Series A, 5.375%, 4/15/2019	10,075,000	10,893,292
Series C, 5.5%, 12/15/2014	5,000,000	5,540,600
Series A, 5.5%, 12/15/2015	5,000,000	5,559,200
Series B, 5.5%, 6/15/2018	1,000,000	1,089,650
Prerefunded, Series E, ETM, 6.0%, 3/15/2012	170,000	189,064
Greenwich, CT, Multi-Family Housing Revenue, 6.35%, 9/1/2027	2,640,000	2,766,746
		26,038,552
District of Columbia 0.2%
District of Columbia, Core City General Obligation:
Series B3, 5.5%, 6/1/2012 (a)	1,050,000	1,139,219
Series A1, 6.5%, 6/1/2010 (a)	1,095,000	1,207,084
Series A1, Prerefunded, 6.5%, 6/1/2010 (a)	1,175,000	1,291,019
District of Columbia, Water & Sewer Revenue, Public Utility Revenue, 5.5%, 10/1/2023 (a)	5,000,000	5,615,700
		9,253,022
Florida 2.7%
Florida, Municipal Loan Council Revenue, Series A, 5.25%, 5/1/2019 (a)	1,000,000	1,064,280
Florida, State Board of Public Education, Series D, 5.375%, 6/1/2019	1,000,000	1,071,330
Florida, Village Center Community Development District, Utility Revenue, ETM, 6.0%, 11/1/2018 (a)	1,250,000	1,436,212
Florida, Water Pollution Control Financing Corp. Revenue, 5.5%, 1/15/2014	1,000,000	1,075,470
Fort Pierce, FL, Utilities Authority Revenue, Series B, Zero Coupon, 10/1/2018 (a)	2,000,000	1,137,540
Gainesville, FL, Utilities System Revenue, Series B, 6.5%, 10/1/2010	1,370,000	1,517,576
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health Systems:
5.25%, 11/15/2020	1,000,000	1,022,420
5.25%, 11/15/2028	5,300,000	5,378,599
Highlands County, FL, Health Facilities Authority Revenue, Adventist Sunbelt, Series A, 6.0%, 11/15/2031	7,000,000	7,783,650
Hillsborough County, FL, Industrial Development Authority Revenue, University Community Hospital, 6.5%, 8/15/2019 (a)	1,000,000	1,189,470
Jacksonville, FL, Health Facilities Authority:
Prerefunded, 11.5%, 10/1/2012	15,000	15,389
Prerefunded, ETM, 11.5%, 10/1/2012	85,000	120,604
Jacksonville, FL, Sales & Special Tax Revenue, Local Government:
5.5%, 10/1/2015 (a)	4,730,000	5,244,766
5.5%, 10/1/2016 (a)	6,760,000	7,544,228
5.5%, 10/1/2018 (a)	6,470,000	7,256,234
Melbourne, FL, Water & Sewer Revenue, ETM, Zero Coupon, 10/1/2016 (a)	1,350,000	863,204
Miami Beach, FL, Stormwater Revenue, 5.75%, 9/1/2017 (a)	725,000	785,182
Miami-Dade County, FL, Sales & Special Tax Revenue:
Series A, Zero Coupon, 10/1/2014 (a)	2,195,000	1,490,449
Series A, Zero Coupon, 10/1/2022 (a)	7,000,000	2,998,660
Nassau County, FL, ICF/MR-Intercare Facilities Mentally Retarded Revenue, GF/Amelia Island Properties Project, Series A, 9.75%, 1/1/2023	920,000	922,236
Orange County, FL, Health Facilities Authority Revenue:
Series 2006-A, 6.25%, 10/1/2016 (a)	1,000,000	1,265,759
Series 2006-A, ETM, 6.25%, 10/1/2016 (a)	70,000	80,781
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare System:
5.75%, 12/1/2032	1,000,000	1,104,590
Series A, 6.25%, 10/1/2018 (a)	500,000	587,025
Series C, 6.25%, 10/1/2021 (a)	6,000,000	7,186,920
Orange County, FL, Health Facilities Authority, Orlando Regional Facilities, Series A, ETM, 6.25%, 10/1/2016 (a)	2,830,000	3,296,865
Orlando & Orange County, FL, Expressway Authority Revenue, 6.5%, 7/1/2012 (a)	1,000,000	1,141,590
Orlando, FL, Electric Revenue, Community Utilities, 6.75%, 10/1/2017	6,500,000	7,680,075
Orlando, FL, Special Assessment Revenue, Conroy Road Interchange Project, Series A, 5.8%, 5/1/2026	500,000	512,170
Palm Beach County, FL, Airport Revenue:
5.75%, 10/1/2012 (a)	5,000,000	5,502,600
5.75%, 10/1/2013 (a)	5,000,000	5,542,700
Palm Beach County, FL, Airport System Revenue, 5.75%, 10/1/2014 (a)	1,000,000	1,115,040
Palm Beach County, FL, Criminal Justice Facilities Revenue, 7.2%, 6/1/2015 (a)	110,000	135,170
Sunrise, FL, Water & Sewer Revenue, Utility Systems, 5.5%, 10/1/2018 (a)	12,500,000	13,794,750
Tallahassee, FL, Energy System Revenue:
Series A, 5.25%, 10/1/2014 (a)	1,000,000	1,085,210
5.5%, 10/1/2016 (a)	1,005,000	1,119,801
Tampa, FL, Occupational License Tax, Series A, 5.375%, 10/1/2017 (a)	1,000,000	1,074,750
Tampa, FL, Sales Tax Revenue, Series A, 5.375%, 10/1/2017 (a)	500,000	537,270
Tampa, FL, Sports Authority Revenue, Sales Tax-Tampa Bay Arena Project, 5.75%, 10/1/2020 (a)	2,075,000	2,372,472
Tampa, FL, Utility Tax Revenue, Zero Coupon, 10/1/2014 (a)	3,165,000	2,222,052
Tampa, FL, Water Utility Systems Revenue, Prerefunded, 5.625%, 10/1/2013 (a)	1,850,000	2,014,761
Westchase, FL, Community Development District, Special Assessment Revenue, 5.8%, 5/1/2012 (a)	2,965,000	3,029,044
		112,318,894
Georgia 2.0%
Atlanta, GA, Airport Revenue AMT:
Series B, 5.75%, 1/1/2010 (a)	4,240,000	4,484,521
Series B, 5.75%, 1/1/2011 (a)	1,590,000	1,694,400
Series C, 6.0%, 1/1/2011 (a)	7,375,000	7,920,160
Atlanta, GA, Metropolitan Rapid Transit Authority, Sales Tax Revenue, Series A, 5.0%, 7/1/2018 (a)	21,950,000	23,315,729
Atlanta, GA, Water & Sewer Revenue, Series A, 5.5%, 11/1/2019 (a)	13,000,000	14,360,450
Cobb County, GA, Hospital & Healthcare Revenue, Series A, 5.625%, 4/1/2011 (a)	2,305,000	2,433,780
Georgia, Municipal Electric Authority Power Revenue:
Series Y, Prerefunded,ETM, 6.4%, 1/1/2013 (a)	195,000	218,527
Series 2005-Y, Prerefunded, 6.4%, 1/1/2013 (a)	35,000	38,941
Series 2005-Y, 6.4%, 1/1/2013 (a)	3,270,000	3,645,069
Series V, 6.5%, 1/1/2012 (a)	5,000,000	5,449,800
Series X, 6.5%, 1/1/2012 (a)	3,500,000	3,802,295
Series W, 6.6%, 1/1/2018 (a)	11,270,000	13,083,230
Georgia, Water & Sewer Revenue, Municipal Electric Authority Power Revenue, Series W, 6.6%, 1/1/2018 (a)	200,000	235,796
Macon-Bibb County, GA, Hospital & Healthcare Revenue, Series C, 5.25%, 8/1/2011 (a)	3,000,000	3,203,910
		83,886,608
Hawaii 0.0%
Hawaii, State General Obligation, Series CU, Prerefunded, 5.875%, 10/1/2014 (a)	1,500,000	1,627,560
Illinois 10.0%
Chicago, IL, Core City General Obligation:
Zero Coupon, 1/1/2017 (a)	20,000,000	12,372,200
Series B, 5.0%, 1/1/2011 (a)	1,620,000	1,702,053
Series B, 5.125%, 1/1/2015 (a)	9,550,000	10,105,905
Series A, 5.375%, 1/1/2013 (a)	15,410,000	16,364,033
6.25%, 1/1/2011 (a)	3,000,000	3,250,620
Chicago, IL, Sales & Special Tax Revenue, 5.375%, 1/1/2014 (a)	5,000,000	5,423,600
Chicago, IL, School District General Obligation Lease, Board of Education:
Series A, 6.0%, 1/1/2016 (a)	11,025,000	12,572,248
Series A, 6.0%, 1/1/2020 (a) (c)	46,340,000	53,575,528
Series A, 6.25%, 1/1/2009 (a)	6,735,000	7,141,390
Series A, 6.25%, 1/1/2015 (a)	28,725,000	32,492,858
Chicago, IL, School District General Obligation Lease, Public Housing Revenue, Series A, 5.25%, 12/1/2011 (a)	9,705,000	10,386,582
Chicago, IL, School District General Obligation, Board of Education:
Series B, Zero Coupon, 12/1/2009 (a)	7,615,000	6,647,514
Series A, Zero Coupon, 12/1/2014 (a)	2,000,000	1,386,500
6.0%, 12/1/2016 (a)	5,000,000	5,160,850
Chicago, IL, School District Revenue Lease, Board of Education, 6.25%, 12/1/2011 (a)	1,600,000	1,787,696
Chicago, IL, Water & Sewer Revenue:
Zero Coupon, 11/1/2012 (a)	6,350,000	4,880,864
Zero Coupon, 11/1/2018 (a)	5,165,000	2,898,236
5.375%, 1/1/2013 (a)	3,215,000	3,475,286
Cook & Du Page Counties, IL, School District General Obligation, Zero Coupon, 12/1/2009 (a)	2,860,000	2,494,921
Cook County, IL, County General Obligation, 6.5%, 11/15/2014 (a)	18,560,000	21,700,909
Hoffman Estates, IL, Sales & Special Tax Revenue, Tax Increment Revenue, Zero Coupon, 5/15/2007	15,460,000	14,780,378
Illinois, Airport Revenue, Metropolitan Pier and Exposition Authority, Series A, Zero Coupon, 6/15/2011 (a)	895,000	733,811
Illinois, Development Finance Authority, Hospital Revenue, Adventist Health System, Sunbelt Obligation, 5.5%, 11/15/2020	10,000,000	10,658,400
Illinois, Health Facilities Authority, ETM, 7.0%, 2/15/2009	2,285,000	2,400,735
Illinois, Higher Education Revenue, Zero Coupon, 4/1/2015 (a)	3,300,000	2,245,749
Illinois, Hospital & Healthcare Revenue, Development Finance Authority, Adventist Health System, 5.5%, 11/15/2029	5,475,000	5,835,474
Illinois, Hospital & Healthcare Revenue, Health Facilities Authority:
5.2%, 9/1/2012	1,000,000	1,027,650
6.0%, 8/15/2007 (a)	1,460,000	1,498,705
6.0%, 8/15/2009 (a)	1,640,000	1,743,484
6.25%, 8/15/2013 (a)	3,400,000	3,758,020
Series A, 6.25%, 1/1/2015 (a)	17,000,000	18,706,630
6.4%, 6/1/2008 (a)	1,350,000	1,417,257
Illinois, Metropolitan Pier and Exposition Authority, Series A, ETM, Zero Coupon, 6/15/2011 (a)	2,900,000	2,377,710
Illinois, Pollution Control Revenue, Development Finance Authority, 5.85%, 1/15/2014 (a)	5,000,000	5,542,700
Illinois, Project Revenue, Zero Coupon, 1/1/2014 (a)	17,975,000	13,018,214
Illinois, Project Revenue, Metropolitan Pier and Exposition Authority, Zero Coupon, 6/15/2016 (a)	10,000,000	6,397,700
Illinois, Sales & Special Tax Revenue:
6.25%, 12/15/2011 (a)	3,000,000	3,279,360
6.25%, 12/15/2020 (a)	6,975,000	8,180,280
Series A, 6.5%, 12/15/2007 (a)	4,765,000	4,964,511
Series A, 6.5%, 12/15/2008 (a)	5,255,000	5,602,671
Series P, 6.5%, 6/15/2013	2,100,000	2,322,537
Illinois, Sales & Special Tax Revenue, Metropolitan Pier and Exposition Authority, Zero Coupon, 6/15/2013 (a)	7,565,000	5,646,819
Illinois, Special Assessment Revenue, Metropolitan Pier and Exposition Authority, Series A, Zero Coupon, 12/15/2018 (a)	6,660,000	3,724,139
Illinois, State General Obligation, 5.5%, 5/1/2016 (a)	2,500,000	2,755,325
Illinois, Water & Sewer Revenue, Northwest Suburban Municipal Joint Action Water Agency, 6.45%, 5/1/2007 (a)	2,575,000	2,638,963
Joliet, IL, Higher Education Revenue, College Assistance Corp., North Campus Extension Center Project, 6.7%, 9/1/2012 (a)	2,280,000	2,510,531
Kane Cook & Du Page County, IL, School District General Obligation:
Series B, Zero Coupon, 1/1/2011 (a)	1,040,000	866,580
Series B, Zero Coupon, 1/1/2012 (a)	1,300,000	1,037,543
Series B, Zero Coupon, 1/1/2013 (a)	4,595,000	3,495,003
Kane County, IL, School District General Obligation, Aurora West Side, Series A, 6.5%, 2/1/2010 (a)	1,775,000	1,935,247
Lake Cook Kane & McHenry Counties, IL, School District General Obligation, 6.3%, 12/1/2017 (a)	1,885,000	2,226,110
Lake County, IL, Higher Education Revenue, District No. 117:
Series B, Zero Coupon, 12/1/2013 (a)	5,880,000	4,293,517
Series B, Zero Coupon, 12/1/2014 (a)	5,985,000	4,149,101
Northern, IL, Higher Education Revenue, University, Auxiliary Facilities System, Zero Coupon, 10/1/2007 (a)	1,865,000	1,774,174
Oak Lawn, IL, Water & Sewer Revenue, Zero Coupon, 10/1/2006 (a)	1,295,000	1,278,787
Rosemont, IL, Capital Appreciation Tax:
ETM, Series 3, Zero Coupon, 12/1/2007 (a)	2,100,000	1,989,393
Series 3, Zero Coupon, 12/1/2007	555,000	524,686
Skokie, IL, Other General Obligation, Park District, Series B, Zero Coupon, 12/1/2011 (a)	3,000,000	2,411,490
University Park, IL, Sales & Special Tax Revenue, Governors Gateway Industrial Park, 8.5%, 12/1/2011	1,605,000	1,626,796
Will County, IL, Community Unit School District No. 201-U, ETM, Zero Coupon, 12/15/2006 (a)	3,725,000	3,655,417
Will County, IL, County General Obligation:
Series B, Zero Coupon, 12/1/2011 (a)	4,145,000	3,331,875
Series B, Zero Coupon, 12/1/2012 (a)	2,480,000	1,901,664
Series B, Zero Coupon, 12/1/2013 (a)	12,030,000	8,784,186
Series B, Zero Coupon, 12/1/2014 (a)	10,255,000	7,109,279
Will County, IL, School District General Obligation, Community Unit School District No. 365-U, Series B, Zero Coupon, 11/1/2015 (a)	8,000,000	5,296,880
Winnebago County, IL, School District General Obligation, District No. 122 Harlem-Loves, 6.55%, 6/1/2010 (a)	1,825,000	2,006,989
		409,282,263
Indiana 1.6%
Indiana, Electric Revenue, Municipal Power Agency:
Series B, 5.5%, 1/1/2016 (a)	10,160,000	11,195,406
Series B, 6.0%, 1/1/2012 (a)	1,750,000	1,933,190
Indiana, Health Facilities Financing Authority, ETM, 6.0%, 7/1/2010 (a)	1,035,000	1,120,129
Indiana, Higher Education Revenue, Series H, Zero Coupon, 8/1/2006 (a)	6,000,000	5,964,120
Indiana, Hospital & Healthcare Revenue, Health Facilities Finance Authority, Greenwood Village South Project, 5.625%, 5/15/2028	2,100,000	2,092,335
Indiana, Hospital & Healthcare Revenue, Health Facilities Financing Authority:
Series D, 5.75%, 11/15/2012	4,660,000	4,934,987
Prerefunded, ETM, 6.0%, 7/1/2006 (a)	1,630,000	1,633,293
ETM, 6.0%, 7/1/2006 (a)	515,000	515,994
Prerefunded, ETM, 6.0%, 7/1/2007 (a)	1,725,000	1,767,142
ETM, 6.0%, 7/1/2007 (a)	545,000	557,938
Prerefunded, ETM, 6.0%, 7/1/2008 (a)	945,000	987,487
ETM, 6.0%, 7/1/2008 (a)	300,000	313,272
Prerefunded, ETM, 6.0%, 7/1/2009 (a)	980,000	1,043,161
ETM, 6.0%, 7/1/2009 (a)	310,000	329,099
ETM, 6.0%, 7/1/2010 (a)	325,000	350,522
Prerefunded, ETM, 6.0%, 7/1/2011 (a)	1,100,000	1,206,876
ETM, 6.0%, 7/1/2011 (a)	345,000	378,020
Prerefunded, ETM, 6.0%, 7/1/2012 (a)	1,165,000	1,292,649
ETM, 6.0%, 7/1/2012 (a)	370,000	408,965
Prerefunded, ETM, 6.0%, 7/1/2013 (a)	1,230,000	1,379,986
ETM, 6.0%, 7/1/2013 (a)	390,000	434,378
Prerefunded, ETM, 6.0%, 7/1/2014 (a)	1,310,000	1,479,252
ETM, 6.0%, 7/1/2014 (a)	410,000	460,422
Prerefunded, ETM, 6.0%, 7/1/2015 (a)	1,385,000	1,570,479
ETM, 6.0%, 7/1/2015 (a)	440,000	496,443
Prerefunded, ETM, 6.0%, 7/1/2016 (a)	1,470,000	1,680,430
ETM, 6.0%, 7/1/2016 (a)	465,000	527,073
Prerefunded, ETM, 6.0%, 7/1/2017 (a)	1,560,000	1,792,549
ETM, 6.0%, 7/1/2017 (a)	490,000	558,629
Prerefunded, ETM, 6.0%, 7/1/2018 (a)	1,655,000	1,913,693
ETM, 6.0%, 7/1/2018 (a)	520,000	595,993
Indiana, Transportation/Tolls Revenue, Series A, 7.25%, 6/1/2015	3,120,000	3,708,526
Indiana, Transportation/Tolls Revenue, Transportation Authority:
Series A, 5.75%, 6/1/2012 (a)	4,550,000	5,007,184
Series A, Prerefunded, ETM, 7.25%, 6/1/2015	880,000	993,106
Indiana, Transportation/Tolls Revenue, Transportation Finance Authority, Series A, ETM, 5.75%, 6/1/2012 (a)	450,000	488,741
Merrillville, IN, School District Revenue Lease, Multiple School Building Corp., First Mortgage, Zero Coupon, 1/15/2011 (a)	4,000,000	3,333,880
		64,445,349
Iowa 0.5%
Iowa, Project Revenue:
5.5%, 2/15/2015 (a)	10,530,000	11,615,748
5.5%, 2/15/2016 (a)	6,645,000	7,357,477
		18,973,225
Kansas 0.6%
Johnson County, KS, School District General Obligation, Series B, 5.5%, 9/1/2015 (a)	1,860,000	2,065,921
Kansas, Pollution Control Revenue, Development Financing Authority:
Series II, 5.5%, 5/1/2014	2,000,000	2,207,780
Series II, 5.5%, 11/1/2015	1,000,000	1,106,940
Series II, 5.5%, 11/1/2017	1,000,000	1,118,540
Kansas City, KS, Electric Revenue, Utility Systems Revenue, Zero Coupon, 9/1/2006 (a)	1,375,000	1,362,817
Overland Park, KS, Industrial Development Revenue, Series A, 7.375%, 1/1/2032	12,000,000	13,133,520
Saline County, KS, Unified School District No. 305:
Prerefunded, 5.5%, 9/1/2017 (a)	2,465,000	2,639,325
5.5%, 9/1/2017 (a)	775,000	831,862
		24,466,705
Kentucky 2.1%
Kentucky, Hospital & Healthcare Revenue, Economic Development Finance Authority:
Series C, 5.6%, 10/1/2012 (a)	13,670,000	14,862,297
Series C, 5.7%, 10/1/2013 (a)	8,245,000	9,058,534
Series C, 5.8%, 10/1/2014 (a)	5,130,000	5,686,092
Series C, 5.85%, 10/1/2015 (a)	5,235,000	5,789,125
Series C, 5.9%, 10/1/2016 (a)	6,500,000	7,223,970
Kentucky, Project Revenue:
5.5%, 8/1/2017 (a)	6,770,000	7,572,651
5.5%, 8/1/2018 (a)	5,000,000	5,611,450
5.5%, 8/1/2019 (a)	6,870,000	7,739,811
5.5%, 8/1/2020 (a)	4,320,000	4,882,637
Kentucky, State Agency Revenue Lease, Property and Buildings Project No. 69, Series A, 5.375%, 8/1/2016 (a)	2,095,000	2,236,999
Kentucky, State Agency Revenue Lease, Property and Buildings Project No. 71:
5.5%, 8/1/2014	4,250,000	4,665,947
5.5%, 8/1/2015	4,000,000	4,405,440
Kentucky, State Revenue Lease, Property and Buildings Project No. 68, Prerefunded, 5.75%, 10/1/2015	5,375,000	5,806,559
		85,541,512
Louisiana 0.4%
Jefferson, LA, Sales & Special Tax Revenue:
5.75%, 12/1/2015 (a)	2,335,000	2,527,708
5.75%, 12/1/2016 (a)	2,465,000	2,661,041
5.75%, 12/1/2017 (a)	2,610,000	2,817,573
5.75%, 12/1/2018 (a)	2,760,000	2,977,543
Louisiana, Public Facilities Authority, Centenary College Louisiana Project:
Prerefunded, 5.75%, 2/1/2012	1,000,000	1,040,240
Prerefunded, 5.9%, 2/1/2017	1,000,000	1,042,540
Orleans, LA, Sales & Special Tax Revenue, Levee District Improvement Project, 5.95%, 11/1/2014 (a)	1,275,000	1,308,431
		14,375,076
Maine 0.1%
Maine, Transportation/Tolls Revenue, Turnpike Authority, 5.625%, 7/1/2017 (a)	4,350,000	4,692,519
Maryland 1.2%
Baltimore, MD, Sales & Special Tax Revenue, Series A, 5.9%, 7/1/2012 (a)	3,100,000	3,432,940
Maryland, Hospital & Healthcare Revenue, University of Maryland Medical System, 6.75%, 7/1/2030	4,000,000	4,488,680
Maryland, Project Revenue, Economic Development Corp., Chesapeake Bay, Series B, 7.75%, 12/1/2031	37,000,000	39,571,130
Northeast, MD, Resource Recovery Revenue, Waste Disposal Authority, 7.2%, 1/1/2007 (a)	3,390,000	3,399,729
		50,892,479
Massachusetts 5.2%
Massachusetts, Airport Revenue, Port Authority, AMT, Series B, 5.5%, 7/1/2012 (a)	3,025,000	3,165,905
Massachusetts, Airport Revenue, Port Authority, Delta Air Lines, Inc. Project, AMT, Series A, 5.5%, 1/1/2017 (a)	4,000,000	4,192,360
Massachusetts, Bay Transportation Authority Revenue, Series B, 6.2%, 3/1/2016	17,450,000	19,786,729
Massachusetts, Higher Education Revenue, Building Authority Project:
Series 2, 5.5%, 11/1/2017 (a)	1,105,000	1,184,019
Series 2, 5.5%, 11/1/2018 (a)	1,400,000	1,500,114
Massachusetts, Higher Education Revenue, College Building Authority Project, Series A, 7.5%, 5/1/2014	5,500,000	6,636,080
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Massachusetts General Hospital, Series F, 6.25%, 7/1/2012 (a)	1,000,000	1,070,500
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	4,825,000	4,932,598
Massachusetts, Port Authority Revenue, ETM, 13.0%, 7/1/2013	1,165,000	1,554,739
Massachusetts, Port Authority Revenue, Delta Air Lines, Inc. Project, Series A, AMT, 5.5%, 1/1/2018 (a)	5,000,000	5,230,400
Massachusetts, Project Revenue, 9.2%, 12/15/2031	17,000,000	20,992,620
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Series B, 9.15%, 12/15/2023	3,000,000	3,696,330
Massachusetts, Sales & Special Tax Revenue, Federal Highway Grant, Series A, Zero Coupon, 12/15/2014	27,680,000	19,155,390
Massachusetts, State General Obligation, College Building Authority Project, Series A, 7.5%, 5/1/2010	4,110,000	4,650,383
Massachusetts, State General Obligation, Consolidated Loan:
Series D, 5.5%, 11/1/2018 (a)	4,000,000	4,488,680
Series D, 5.5%, 11/1/2019 (a)	7,500,000	8,438,625
Series D, 5.5%, 11/1/2020 (a)	2,000,000	2,256,960
Massachusetts, State General Obligation, Transportation Authority, Series A, 5.875%, 3/1/2015	10,075,000	11,236,849
Massachusetts, State Health & Educational Facilities Authority Revenue, Massachusetts Institute of Technology, Series K, 5.5%, 7/1/2022	9,000,000	10,261,170
Massachusetts, Transportation/Tolls Revenue, Turnpike Authority, Series C, Zero Coupon, 1/1/2018 (a)	10,000,000	5,878,200
Massachusetts, Water & Sewer Revenue, Water Authority:
Series J, 5.5%, 8/1/2020 (a) (c)	34,315,000	38,667,171
Series J, 5.5%, 8/1/2021 (a)	5,685,000	6,422,003
Massachusetts, Water & Sewer Revenue, Water Resource Authority:
Series C, 6.0%, 12/1/2011	10,000,000	10,918,400
Series A, 6.5%, 7/15/2009	2,625,000	2,834,475
Series A, 6.5%, 7/15/2019	13,710,000	16,092,387
		215,243,087
Michigan 1.6%
Detroit, MI, Core City General Obligation, Series B, 6.0%, 4/1/2016 (a)	2,865,000	3,121,618
Detroit, MI, School District General Obligation:
Series C, 5.25%, 5/1/2014 (a)	1,000,000	1,079,990
Series A, 5.5%, 5/1/2017 (a)	3,295,000	3,584,103
Detroit, MI, State General Obligation:
Series A-1, 5.375%, 4/1/2016 (a)	2,760,000	2,960,348
Series A-1, 5.375%, 4/1/2018 (a)	3,000,000	3,202,110
Detroit, MI, Water & Sewer Revenue, Series A, Zero Coupon, 7/1/2015 (a)	8,710,000	5,855,385
Grand Rapids, MI, Water & Sewer Revenue, Water Supply, 5.75%, 1/1/2016 (a)	2,955,000	3,192,612
Michigan, Electric Revenue, Series A, 5.25%, 1/1/2018 (a)	11,000,000	11,950,400
Michigan, Hospital & Healthcare Revenue, Hospital Finance Authority, Gratiot Community Hospital, 6.1%, 10/1/2007	840,000	859,026
Michigan, Sales & Special Tax Revenue, State Trunk Line:
Series A, 5.5%, 11/1/2014 (a)	4,055,000	4,377,535
Series A, Prerefunded, 5.5%, 11/1/2016 (a)	9,545,000	10,304,209
Series A, 5.5%, 11/1/2017 (c)	7,000,000	7,816,340
Michigan, State General Obligation, 5.5%, 12/1/2015	5,875,000	6,520,721
Michigan, State Hospital Finance Authority Revenue, Crittenton Hospital Medical Center, Series B, 3.56%*, 3/1/2014, Comerica Bank (b)	650,000	650,000
Tawas City, MI, Hospital Finance Authority, St. Joseph Health Services, Series A, ETM, 5.6%, 2/15/2013	1,715,000	1,781,336
		67,255,733
Minnesota 0.3%
University of Minnesota, Higher Education Revenue:
Series A, 5.75%, 7/1/2017	3,240,000	3,682,811
Series A, 5.75%, 7/1/2018	6,760,000	7,727,491
		11,410,302
Mississippi 0.2%
Mississippi, State General Obligation, 5.5%, 12/1/2015	6,000,000	6,614,760
Missouri 1.3%
Missouri, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Washington University, Series A, 5.5%, 6/15/2016	11,400,000	12,702,450
Missouri, Senior Care Revenue, Health & Educational Facilities Authority, 5.75%, 2/1/2017	3,250,000	3,333,200
Missouri, Transportation/Tolls Revenue:
Series A, 5.625%, 2/1/2014	2,000,000	2,155,340
Series A, 5.625%, 2/1/2016	3,125,000	3,362,188
Missouri, Water & Sewer Revenue, Environmental Improvement and Energy Resource Authority:
Series B, 5.5%, 7/1/2014	3,000,000	3,302,640
Series B, 5.5%, 7/1/2015	3,500,000	3,866,975
Series B, 5.5%, 7/1/2016	5,065,000	5,614,755
St. Louis, MO, Airport Revenue, Series A, 5.625%, 7/1/2017 (a)	6,000,000	6,514,620
St. Louis, MO, Industrial Development Authority Revenue, Convention Center Hotel, Zero Coupon, 7/15/2016 (a)	6,895,000	4,398,389
St. Louis, MO, Special Assessment Revenue, Scullin Redevelopment Area, Series A, 10.0%, 8/1/2010	4,470,000	4,919,593
St. Louis, MO, State General Obligation Lease, Industrial Development Authority, Convention Center Hotel, Zero Coupon, 7/15/2015 (a)	4,200,000	2,823,492
		52,993,642
Montana 0.1%
Montana, State Board of Regents Higher Education Revenue, University of Montana:
Series F, Prerefunded, 6.0%, 5/15/2019 (a)	455,000	500,687
Series F, 6.0%, 5/15/2019 (a)	4,545,000	4,982,138
		5,482,825
Nebraska 0.4%
Omaha, NE, Core City General Obligation, Series A, ETM, 6.5%, 12/1/2018	1,000,000	1,220,270
Omaha, NE, Public Power District, Electric Revenue, Series B, ETM, 6.2%, 2/1/2017	4,700,000	5,374,920
Omaha, NE, School District General Obligation, ETM:
Series A, 6.5%, 12/1/2015	1,480,000	1,757,944
Series A, 6.5%, 12/1/2016	1,000,000	1,199,890
Series A, 6.5%, 12/1/2017	4,000,000	4,835,200
		14,388,224
Nevada 0.9%
Clark County, NV, Airport Revenue, Airport Jet Aviation Fuel, AMT:
Series C, 5.375%, 7/1/2018 (a)	1,500,000	1,577,400
Series C, 5.375%, 7/1/2019 (a)	1,100,000	1,154,725
Series C, 5.375%, 7/1/2020 (a)	1,100,000	1,152,613
Henderson, NV, Health Care Facility Revenue, Catholic West:
Series A, Prerefunded, 5.375%, 7/1/2026	3,410,000	3,533,067
Series A, 5.375%, 7/1/2026	11,590,000	11,814,614
Las Vegas, NV, Transportation/Tolls Revenue, Monorail Department Business and Industry:
Zero Coupon, 1/1/2013 (a)	5,000,000	3,800,600
7.375%, 1/1/2040	15,000,000	15,631,500
		38,664,519
New Hampshire 0.2%
New Hampshire, Higher Educational & Health Facility Authority Revenue, Havenwood Heritage Heights, 7.45%, 1/1/2025	4,000,000	4,086,200
New Hampshire, Senior Care Revenue, Havenwood Heritage Heights, 7.35%, 1/1/2018	2,500,000	2,553,900
		6,640,100
New Jersey 6.5%
Atlantic City, NJ, School District General Obligation, Board of Education, 6.1%, 12/1/2014 (a)	4,500,000	5,154,345
New Jersey, Economic Development Authority Revenue, Cigarette Tax:
5.5%, 6/15/2031	3,000,000	3,117,330
5.75%, 6/15/2034	2,455,000	2,591,400
New Jersey, Economic Development Authority Revenue, Motor Vehicle Surplus Revenue:
Series A, 5.0%, 7/1/2022 (a)	7,140,000	7,463,585
Series A, 5.0%, 7/1/2023 (a)	8,845,000	9,181,021
New Jersey, Economic Development Authority Revenue, School Facilities Construction:
Series O, 5.0%, 3/1/2016	5,000,000	5,279,550
Series I, 5.0%, 9/1/2027 (a)	4,000,000	4,289,520
Series K, 5.25%, 12/15/2016 (a)	22,000,000	23,846,680
New Jersey, Garden State Preservation Trust, Open Space & Farm Land, Series 2005-A, 5.8%, 11/1/2023 (a)	5,000,000	5,667,900
New Jersey, Highway Authority Revenue, Garden State Parkway, ETM, 6.5%, 1/1/2011	2,280,000	2,416,139
New Jersey, Industrial Development Revenue, Economic Development Authority, Harrogate, Inc., Series A, 5.875%, 12/1/2026	1,000,000	1,013,090
New Jersey, Resource Recovery Revenue, Tobacco Settlement Financing Corp., 5.75%, 6/1/2032	8,965,000	9,302,801
New Jersey, Special Assessment Revenue, 6.75%, 6/1/2039	25,480,000	28,428,546
New Jersey, State Agency General Obligation Lease, Transportation Trust Fund Authority, Series A, 5.625%, 6/15/2014	3,555,000	3,960,377
New Jersey, State General Obligation:
5.25%, 7/1/2016	5,000,000	5,442,800
Series H, 5.25%, 7/1/2017	14,665,000	15,949,947
New Jersey, State Transportation Trust Fund Authority: Series D, 5.0%, 6/15/2017 (a)	19,130,000	20,434,092
Series B, 5.25%, 12/15/2015 (a)	10,000,000	10,840,200
New Jersey, State Turnpike Authority Revenue:
Series C-2005, Prerefunded, ETM, 6.5%, 1/1/2016 (a)	2,725,000	3,147,647
Series C-2005, 6.5%, 1/1/2016 (a)	8,025,000	9,221,768
New Jersey, Tobacco Settlement Filing Corp., 6.25%, 6/1/2043	18,000,000	19,497,420
New Jersey, Transportation/Tolls Revenue:
Series C, 5.5%, 12/15/2015 (a)	5,000,000	5,517,650
Series A, 5.75%, 6/15/2017	8,000,000	8,928,800
New Jersey, Transportation/Tolls Revenue, Federal Transportation Administration Grants, Series B, 5.75%, 9/15/2013 (a)	11,000,000	11,884,730
New Jersey, Turnpike Authority, Turnpike Revenue, Series C, Prerefunded, ETM, 6.5%, 1/1/2016 (a)	38,720,000	44,725,472
		267,302,810
New Mexico 0.2%
Albuquerque, NM, Hospital & Healthcare Revenue, Southwest Community Health Services, Prerefunded, 10.125%, 8/1/2012	2,865,000	3,155,912
New Mexico, Single Family Housing Revenue, Mortgage Finance Authority, Series E2, AMT, 6.8%, 3/1/2031	3,145,000	3,259,698
		6,415,610
New York 6.8%
New York, Core City General Obligation, 5.875%, 2/15/2019	55,000	55,908
New York, Electric Revenue, ETM, Zero Coupon, 6/1/2009 (a)	2,050,000	1,833,254
New York, Higher Education Revenue, 5.75%, 7/1/2013	10,000,000	10,866,100
New York, Higher Education Revenue, Dormitory Authority:
Series B, 5.25%, 5/15/2019 (a)	11,860,000	12,827,657
Series F, Prerefunded, 5.375%, 7/1/2007	465,000	474,002
Series F, 5.375%, 7/1/2007	1,535,000	1,561,755
New York, Higher Education Revenue, Dormitory Authority, City University:
Series A, 5.625%, 7/1/2016 (a)	5,075,000	5,611,529
Series B, 6.0%, 7/1/2014 (a)	7,000,000	7,731,570
New York, School District General Obligation, Dormitory Authority, City University, Series A, 5.5%, 5/15/2019	1,500,000	1,653,150
New York, Senior Care Revenue, Dormitory Authority, City University, Series A, 5.25%, 5/15/2021	2,000,000	2,159,460
New York, Senior Care Revenue, Metropolitan Transportation Authority, Series O, ETM, 5.75%, 7/1/2013 (a)	6,775,000	7,348,910
New York, State Agency General Obligation Lease, Dormitory Authority, City University:
Prerefunded, 5.25%, 5/15/2017 (a)	3,500,000	3,732,120
Series D, ETM, 7.0%, 7/1/2009 (a)	2,185,000	2,291,781
Series C, 7.5%, 7/1/2010 (a)	4,955,000	5,338,963
New York, State Agency General Obligation Lease, Metropolitan Transportation Authority, Series A, ETM, 6.0%, 4/1/2020 (a)	5,000,000	5,824,300
New York, State Agency General Obligation Lease, Urban Development Authority, Correctional Facilities, Series A, 6.5%, 1/1/2011 (a)	4,500,000	5,013,495
New York, State Agency General Obligation Lease, Urban Development Corp., 5.7%, 4/1/2020	3,600,000	4,055,328
New York, State Dormitory Authority, Personal Income Tax Revenue, Series F, 5.0%, 3/15/2019 (a)	3,000,000	3,155,520
New York, State General Obligation Lease, Urban Development Corp., State Facilities, 5.6%, 4/1/2015	4,655,000	5,071,995
New York, State General Obligation, Tobacco Settlement Financing Corp.:
Series A-1, 5.25%, 6/1/2022 (a)	2,600,000	2,748,746
Series A-1, 5.5%, 6/1/2019	6,850,000	7,383,135
New York, State Thruway Authority, Highway & Bridge Trust Fund, Series B, 5.0%, 4/1/2016 (a)	12,500,000	13,332,500
New York, Transportation/Tolls Revenue, Metropolitan Transportation Authority:
Series C, Prerefunded, 5.125%, 7/1/2013 (a)	3,470,000	3,720,430
Series C, 5.125%, 7/1/2013 (a)	1,530,000	1,635,448
5.5%, 11/15/2018 (a)	5,000,000	5,442,450
New York, Transportation/Tolls Revenue, Transportation Authority:
Series E, 5.5%, 11/15/2020 (a)	3,750,000	4,081,838
Series E, 5.5%, 11/15/2021 (a)	6,000,000	6,486,240
New York, Transportation/Tolls Revenue, Triborough Bridge and Tunnel Authority, Series Y, ETM, 5.5%, 1/1/2017	5,050,000	5,560,252
New York, Water & Sewer Revenue, Environmental Facilities Corp., State Water Pollution Control, Series E, 6.875%, 6/15/2014	4,560,000	4,571,765
New York and New Jersey, Port Authority Revenue, AMT:
6.0%, 7/1/2013	6,550,000	6,631,431
6.0%, 7/1/2015	2,500,000	2,529,150
Series 4, 7.0%, 10/1/2007	800,000	814,336
New York City, NY, Industrial Development Agency Revenue, Liberty-7, World Trade Center, Series A, 6.25%, 3/1/2015	10,000,000	10,503,000
New York City, NY, Industrial Development Agency, Special Facility Revenue, American Airlines, JFK International Airport, AMT, 7.75%, 8/1/2031	16,500,000	18,534,120
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Series C, 5.0%, 6/15/2027 (a)	2,065,000	2,146,382
New York, NY, Core City General Obligation:
Series G, Zero Coupon, 8/1/2009 (a)	4,995,000	4,432,313
Series F, 5.25%, 8/1/2016	5,000,000	5,283,700
Series A, 5.75%, 8/1/2016	6,350,000	6,937,819
New York, NY, General Obligation:
Series H-2, 3.19%*, 3/1/2034, Bank of New York (b)	300,000	300,000
Series M, 5.0%, 4/1/2017 (a)	9,675,000	10,220,960
Series J-1, 5.0%, 6/1/2018	4,170,000	4,368,951
Series G, 5.0%, 12/1/2023	8,000,000	8,242,880
Series C, Prerefunded, 5.375%, 11/15/2017 (a)	1,275,000	1,318,898
Series C, 5.375%, 11/15/2017 (a)	3,725,000	3,847,590
Series A, Prerefunded, 6.5%, 5/15/2012	6,230,000	6,925,019
Series A, 6.5%, 5/15/2012	770,000	846,438
Series G, Prerefunded, ETM, 6.75%, 2/1/2009	105,000	113,226
Series G, 6.75%, 2/1/2009	1,895,000	2,036,613
New York, NY, State Dormitory Authority Revenues, Supported Debt, Series C, 5.0%, 7/1/2017 (a)	3,600,000	3,818,304
New York, NY, State General Obligation, Series A, 5.25%, 3/15/2015	2,500,000	2,673,325
New York, NY, Water & Sewer Revenue, Municipal Water Financial Authority, Series A, 5.375%, 6/15/2019	25,000,000	26,848,500
Suffolk County, NY, Water & Sewer Revenue, Industrial Development Agency, 6.0%, 2/1/2007 (a)	8,000,000	8,124,240
		279,066,796
North Carolina 1.4%
Charlotte, NC, Core City General Obligation, 5.5%, 8/1/2018	4,165,000	4,493,952
Charlotte, NC, Water & Sewer Revenue:
5.5%, 6/1/2014	3,105,000	3,369,328
5.5%, 6/1/2017	3,255,000	3,518,980
North Carolina, Electric Revenue, 5.25%, 1/1/2020 (a)	4,000,000	4,241,360
North Carolina, Electric Revenue, Catawba Municipal Power Agency, 6.0%, 1/1/2011 (a)	8,235,000	8,984,797
North Carolina, Electric Revenue, Eastern Municipal Power Agency:
6.0%, 1/1/2018 (a)	8,775,000	10,128,807
Series B, 6.0%, 1/1/2022 (a) (c)	18,775,000	22,054,805
		56,792,029
Ohio 2.3%
Akron, OH, Higher Education Revenue, Prerefunded, 5.75%, 1/1/2013 (a)	2,365,000	2,547,389
Akron, OH, Project Revenue, Economic Development, 6.0%, 12/1/2012 (a)	1,000,000	1,102,660
Avon, OH, School District General Obligation, 6.5%, 12/1/2015 (a)	940,000	1,115,874
Beavercreek, OH, School District General Obligation, Local School District, 6.6%, 12/1/2015 (a)	1,500,000	1,742,715
Big Walnut, OH, School District General Obligation, Local School District, Zero Coupon, 12/1/2012 (a)	420,000	324,198
Cincinnati, OH, Higher Education Revenue, General Receipts:
Series T, 5.5%, 6/1/2012	1,280,000	1,388,058
Series A, 5.75%, 6/1/2015 (a)	2,000,000	2,197,240
Series A, 5.75%, 6/1/2016 (a)	1,500,000	1,647,930
Cincinnati, OH, Water & Sewer Revenue, 5.5%, 12/1/2017	1,000,000	1,069,570
Cleveland, OH, Electric Revenue, Public Power Systems Revenue, Series 1, 6.0%, 11/15/2011 (a)	1,050,000	1,163,925
Cleveland, OH, Sales & Special Tax Revenue, Urban Renewal Tax Increment, Rock & Roll Hall of Fame and Museum Project, 6.75%, 3/15/2018	1,000,000	1,001,400
Cleveland, OH, Water & Sewer Revenue, Series J, 5.375%, 1/1/2016 (a)	2,000,000	2,141,480
Cleveland-Cuyahoga County, OH, Port Authority Revenue, AMT, ETM, 6.0%, 3/1/2007	1,340,000	1,359,028
Cuyahoga County, OH, County General Obligation: Prerefunded, 5.0%, 12/1/2020	1,000,000	1,052,500
5.65%, 5/15/2018	500,000	563,320
Dublin City, OH, School District General Obligation, Capital Appreciation, ETM, Zero Coupon, 12/1/2011 (a)	1,095,000	884,475
Fayette County, OH, School District General Obligation, Rattlesnake Improvement Area Project, 5.9%, 12/1/2013	90,000	93,980
Finneytown, OH, Other General Obligation, Local School District, 6.2%, 12/1/2017 (a)	320,000	375,344
Franklin County, OH, Hospital & Healthcare Revenue, Presbyterian Services:
5.25%, 7/1/2008	500,000	508,650
5.5%, 7/1/2017	1,000,000	1,019,850
Franklin County, OH, School District General Obligation, 6.5%, 12/1/2013	500,000	568,205
Green Springs, OH, Senior Care Revenue, Hospital & Healthcare Facilities Revenue, Series A, 7.0%, 5/15/2014	3,940,000	3,746,585
Green Springs, OH, Senior Care Revenue, St. Francis Health Care Center Project, Series A, 7.125%, 5/15/2025	4,405,000	3,899,394
Hilliard, OH, School District General Obligation, Series A, Zero Coupon, 12/1/2012 (a)	1,655,000	1,269,865
Huber Heights, OH, Water & Sewer Revenue, Zero Coupon, 12/1/2012 (a)	1,005,000	771,126
Liberty Benton, OH, School District General Obligation, Zero Coupon, 12/1/2014 (a)	570,000	402,585
Liberty, OH, School District General Obligation, Zero Coupon, 12/1/2012 (a)	255,000	195,659
Lorain County, OH, Lakeland Community Hospital, Inc., ETM, 6.5%, 11/15/2012	710,000	730,959
Lucas County, OH, Hospital & Healthcare Revenue, Presbyterian:
Series A, 6.625%, 7/1/2014	2,000,000	2,061,160
Series A, 6.75%, 7/1/2020	2,000,000	2,061,620
Miami County, OH, Hospital & Healthcare Revenue, Upper Valley Medical Center, Series C, 6.25%, 5/15/2013	1,000,000	1,021,420
Napoleon, OH, Hospital & Healthcare Revenue, Lutheran Orphans Home, 6.875%, 8/1/2023	330,000	332,284
North Olmstead, OH, Other General Obligation, 6.2%, 12/1/2011 (a)	2,000,000	2,177,020
Ohio, Higher Education Revenue, Series A, 6.5%, 7/1/2008	2,325,000	2,452,131
Ohio, Higher Education Revenue, Case Western Reserve University:
6.0%, 10/1/2014	1,000,000	1,131,030
Series B, 6.5%, 10/1/2020	2,250,000	2,692,283
Ohio, Higher Education Revenue, General Receipts:
Series A, 6.0%, 12/1/2016	1,000,000	1,083,830
Series A, 6.0%, 12/1/2017	1,060,000	1,148,860
Ohio, Higher Education Revenue, University of Findlay Project, 6.125%, 9/1/2016	400,000	404,068
Ohio, Higher Education Revenue, University of Ohio, General Receipts, 5.75%, 6/1/2016 (a)	1,250,000	1,355,163
Ohio, Higher Education Revenue, Xavier University, 6.0%, 5/15/2011 (a)	240,000	250,056
Ohio, Mortgage Revenue, Single Family Housing Finance Agency, Prerefunded, Zero Coupon, 1/15/2015 (a)	7,875,000	4,978,836
Ohio, School District General Obligation, 6.0%, 12/1/2019 (a)	475,000	545,514
Ohio, State Agency Revenue Lease, Administrative Building Funds Project:
Series A, 5.5%, 10/1/2015 (a)	4,370,000	4,713,307
Series A, 5.5%, 10/1/2016 (a)	3,790,000	4,082,057
Series A, 5.5%, 10/1/2018 (a)	3,695,000	3,965,954
Ohio, State Agency Revenue Lease, Building Authority, Juvenile Correctional Facility, Series A, 5.5%, 4/1/2016	3,665,000	3,933,351
Ohio, State General Obligation, 6.0%, 8/1/2010	1,000,000	1,086,910
Ohio, State General Obligation Lease, Higher Education Revenue, Series B, Prerefunded, 5.625%, 5/1/2015	1,000,000	1,069,630
Ohio, Transportation/Tolls Revenue, Series A, 5.5%, 2/15/2017 (a)	6,925,000	7,715,904
Ohio, Water & Sewer Revenue, Bay Shore Project, Series A, AMT, 5.875%, 9/1/2020	3,950,000	3,982,311
South Euclid Lyndhurst, OH, School District General Obligation, 6.4%, 12/1/2018 (a)	535,000	553,019
Springboro, OH, School District General Obligation, Community City School District, 6.0%, 12/1/2011 (a)	500,000	537,770
Toledo, OH, Other General Obligation, Macys Project, Series A, AMT, 6.35%, 12/1/2025 (a)	1,000,000	1,054,550
Wayne, OH, School District General Obligation:
6.45%, 12/1/2011 (a)	155,000	169,567
6.6%, 12/1/2016 (a)	200,000	243,768
Willoughby, OH, Senior Care Revenue, Industrial Development Revenue, Series A, 6.875%, 7/1/2016	2,825,000	2,883,110
Wooster, OH, School District General Obligation, Zero Coupon, 12/1/2013 (a)	930,000	680,072
		95,250,519
Oklahoma 0.9%
Oklahoma, Hospital & Healthcare Revenue, Valley View Hospital Authority:
5.75%, 8/15/2006	655,000	657,548
6.0%, 8/15/2014	2,695,000	2,757,093
Oklahoma, Water & Sewer Revenue, McGee Creek Authority, 6.0%, 1/1/2023 (a)	23,125,000	26,496,162
Tulsa, OK, Hospital & Healthcare Revenue, Industrial Development Authority, Zero Coupon, 12/1/2006 (a)	6,430,000	6,316,318
		36,227,121
Oregon 0.2%
Chemeketa, OR, School District General Obligation, ETM, 5.5%, 6/1/2015 (a)	2,600,000	2,871,856
Oregon, Transportation/Tolls Revenue:
5.75%, 11/15/2015	1,435,000	1,552,957
5.75%, 11/15/2016	3,140,000	3,398,108
		7,822,921
Pennsylvania 2.4%
Allegheny County, PA, Airport Revenue, Pittsburgh International, Series A, AMT, 5.75%, 1/1/2013 (a)	3,080,000	3,341,831
Allegheny County, PA, Port Authority Revenue:
5.5%, 3/1/2015 (a)	2,000,000	2,158,300
5.5%, 3/1/2016 (a)	1,000,000	1,080,050
5.5%, 3/1/2017 (a)	1,000,000	1,075,760
Berks County, PA, Hospital & Healthcare Revenue, Municipal Authority, Reading Hospital & Medical Center Project, 5.7%, 10/1/2014 (a)	1,000,000	1,108,870
Bucks County, PA, Water & Sewer Authority Revenue, ETM, 6.375%, 12/1/2008	170,000	174,347
Delaware County, PA, Senior Care Revenue, Hospital & Healthcare Revenue, Series A, 6.6%, 7/1/2006	1,000,000	1,001,290
Erie County, PA, Industrial Development Revenue, Pollution Control, Series A, 5.3%, 4/1/2012	1,000,000	1,040,060
Exter Township, PA, School District General Obligation, Zero Coupon, 5/15/2017 (a)	3,700,000	2,248,823
Indiana County, PA, Pollution Control Revenue, Industrial Development Authority, 5.35%, 11/1/2010 (a)	1,000,000	1,066,550
Latrobe, PA, Higher Education Revenue, Industrial Development Authority, 5.375%, 5/1/2013	1,000,000	1,061,660
New Castle, PA, Hospital & Healthcare Revenue, Area Hospital Authority, Jameson Memorial Hospital, 6.0%, 7/1/2010 (a)	845,000	912,347
Pennsylvania, Core City General Obligation, Regional Finance Authority Local Government, 5.75%, 7/1/2032	28,000,000	31,548,720
Pennsylvania, Higher Education Revenue, Ursinus College, Prerefunded:
5.85%, 1/1/2017	1,475,000	1,523,011
5.9%, 1/1/2027	3,400,000	3,511,588
Pennsylvania, Hospital & Healthcare Revenue, Economic Development Financing Authority, UPMC Health System, Series A, 6.0%, 1/15/2031	7,340,000	7,951,642
Pennsylvania, Sales & Special Tax Revenue, Convention Center Authority, Series A, ETM, 6.0%, 9/1/2019 (a)	2,200,000	2,562,230
Pennsylvania, State Agency Revenue Lease, Industrial Development Authority, Economic Development, 5.8%, 7/1/2008 (a)	4,875,000	5,081,359
Pennsylvania, State General Obligation, 6.25%, 7/1/2010	1,000,000	1,094,000
Pennsylvania, State Turnpike Commission, Oil Franchise Tax Revenue, Series B, 5.0%, 12/1/2031 (a)	7,105,000	7,331,294
Pennsylvania, Transportation/Tolls Revenue, 5.25%, 7/1/2019	2,000,000	2,157,300
Pennsylvania, Transportation/Tolls Revenue, Community Turnpike, Series S, 5.625%, 6/1/2014	3,750,000	4,079,700
Pennsylvania, Water & Sewer Revenue, 5.25%, 11/1/2014 (a)	1,750,000	1,901,322
Philadelphia, PA, Industrial Development Authority Revenue, Doubletree Commercial Development, Series A, Prerefunded, 6.5%*, 10/1/2027	1,000,000	1,035,180
Philadelphia, PA, Water & Sewer Revenue, 6.25%, 8/1/2010 (a)	1,000,000	1,095,260
Pittsburgh, PA, Core City General Obligation, Series A, 5.5%, 9/1/2014 (a)	1,500,000	1,602,420
Pittsburgh, PA, Water & Sewer System, ETM, 7.25%, 9/1/2014 (a)	140,000	159,453
Westmoreland County, PA, Hospital & Healthcare Revenue, Industrial Development Authority, 5.375%, 7/1/2011 (a)	7,300,000	7,624,120
Westmoreland County, PA, Project Revenue, Zero Coupon, 8/15/2017 (a)	6,230,000	3,741,676
		100,270,163
Puerto Rico 0.3%
Puerto Rico, Electric Revenue, 5.375%, 7/1/2018 (a)	8,710,000	9,580,564
Puerto Rico Commonwealth, General Obligation, 6.25%, 7/1/2013 (a)	1,850,000	2,109,981
Puerto Rico Commonwealth, General Obligation, Public Building Authority, Series A, ETM, 6.25%, 7/1/2013 (a)	1,000,000	1,145,180
		12,835,725
Rhode Island 0.9%
Rhode Island, Economic Protection Corp., Special Obligation:
Series B, ETM, 5.8%, 8/1/2011 (a)	1,025,000	1,123,308
Series B, ETM, 5.8%, 8/1/2012 (a)	2,500,000	2,769,525
Series B, ETM, 5.8%, 8/1/2013 (a)	7,340,000	8,213,900
Rhode Island, Project Revenue, Convention Center Authority, Series B, 5.25%, 5/15/2015 (a)	22,000,000	23,490,500
Rhode Island, Water & Sewer Revenue, Clean Water Protection Agency, Revolving Fund, Series A, 5.4%, 10/1/2015 (a)	2,000,000	2,156,380
		37,753,613
South Carolina 1.0%
Lexington County, SC, Hospital & Healthcare Revenue, 5.5%, 11/1/2032	4,515,000	4,683,003
Piedmont, SC, Electric Revenue, Municipal Power Agency:
ETM, 5.5%, 1/1/2012 (a)	2,190,000	2,375,055
5.5%, 1/1/2012 (a)	2,810,000	3,032,805
Series A, ETM, 6.5%, 1/1/2016 (a)	430,000	509,774
South Carolina, Hospital & Healthcare Revenue, Jobs Economic Development Authority, Palmetto Health Alliance, Series A, Prerefunded, 7.375%, 12/15/2021	4,500,000	5,240,070
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health:
Series C, Prerefunded, 7.0%, 8/1/2030	6,885,000	8,137,932
Series C, 7.0%, 8/1/2030	855,000	986,046
South Carolina, Piedmont Municipal Power Agency, Electric Revenue:
Prerefunded, ETM, 6.75%, 1/1/2019 (a)	1,460,000	1,808,794
6.75%, 1/1/2019 (a)	2,065,000	2,524,359
South Carolina, Tobacco Settlement Revenue Management Authority, Series B, 6.0%, 5/15/2022	7,550,000	7,920,705
South Carolina, Transportation/Tolls Revenue, Transportation Infrastructure, Series A, 5.5%, 10/1/2018 (a)	5,300,000	5,740,271
		42,958,814
Tennessee 0.8%
Knox County, TN, Hospital & Healthcare Revenue, Sanders Alliance:
5.75%, 1/1/2011 (a)	15,405,000	16,596,731
5.75%, 1/1/2014 (a)	2,000,000	2,207,660
6.25%, 1/1/2013 (a)	4,000,000	4,491,640
7.25%, 1/1/2009 (a)	3,750,000	4,061,663
Shelby County, TN, County General Obligation, Zero Coupon, 8/1/2014	4,965,000	3,512,489
		30,870,183
Texas 5.8%
Abilene, TX, Senior Care Revenue, Sears Methodist Retirement, Health Facilities Development, Series A, 5.875%, 11/15/2018	3,250,000	3,318,738
Austin, TX, Project Revenue, Bergstrom Landhost Enterprises, Inc. Airport Hotel Project, Series A, 4.3875%, 4/1/2027	21,695,000	15,583,952
Austin, TX, School District General Obligation, Independent School District, 5.0%, 8/1/2015	2,000,000	2,130,300
Austin, TX, Water & Sewer Revenue, Utility Systems, Zero Coupon, 11/15/2012 (a)	13,520,000	10,387,281
Boerne, TX, School District General Obligation Lease, Independent School District:
Zero Coupon, 2/1/2014	2,785,000	2,008,821
Zero Coupon, 2/1/2016	3,285,000	2,132,096
Brownsville, TX, Electric Revenue, Utility Systems, 6.25%, 9/1/2010 (a)	4,085,000	4,482,144
Cedar Hill, TX, School District General Obligation:
Zero Coupon, 8/15/2009	1,500,000	1,309,440
Zero Coupon, 8/15/2010	3,130,000	2,567,852
Cypress and Fairbanks, TX, School District General Obligation, Cypress-Fairbanks Texas Independent School District:
Series A, Zero Coupon, 2/15/2012	5,750,000	4,569,123
Series A, Zero Coupon, 2/15/2013	8,840,000	6,694,090
Series A, Zero Coupon, 2/15/2014	6,000,000	4,319,640
Dallas, TX, Single Family Housing Revenue, Zero Coupon, 10/1/2016 (a)	1,335,000	466,983
Galveston County, TX, County General Obligation, 5.5%, 2/1/2014 (a)	1,675,000	1,798,213
Galveston County, TX, County General Obligation, Justice Center and Public Safety Building, 5.5%, 2/1/2014 (a)	2,235,000	2,399,407
Grapevine-Colleyville, TX, School District General Obligation, Zero Coupon, 8/15/2010	2,160,000	1,832,371
Harris County, TX, County General Obligation, Zero Coupon, 10/1/2017 (a)	3,910,000	2,331,338
Harris County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp., Medical Center Project, 6.25%, 5/15/2010 (a)	3,000,000	3,249,750
Hidalgo County, TX, Hospital & Healthcare Revenue, Health Services Mission Hospital, 6.875%, 8/15/2026	2,880,000	3,009,830
Houston, TX, Airport Revenue, Continental Airlines Project, Series C, AMT, 5.7%, 7/15/2029	2,000,000	1,728,580
Houston, TX, School District General Obligation, Series A, Zero Coupon, 2/15/2015	26,000,000	17,172,740
Houston, TX, Utility Systems Revenue:
Series A, 5.25%, 5/15/2020 (a)	8,000,000	8,535,040
Series A, 5.25%, 5/15/2021 (a)	10,000,000	10,666,100
Series A, 5.25%, 5/15/2022 (a)	30,000,000	31,983,600
Houston, TX, Water & Sewer Revenue:
Series C, Zero Coupon, 12/1/2009 (a)	14,750,000	12,867,162
Series C, Zero Coupon, 12/1/2010 (a)	5,000,000	4,189,300
Series C, Zero Coupon, 12/1/2012 (a)	4,350,000	3,331,752
Series A, 5.5%, 12/1/2016 (a)	10,000,000	10,811,900
Prerefunded, 5.75%, 12/1/2015 (a)	5,000,000	5,516,950
Lubbock, TX, Health Facilities Development Corp., Methodist Hospital:
Series B, ETM, 5.6%, 12/1/2007 (a)	2,415,000	2,484,141
Series B, ETM, 5.625%, 12/1/2008 (a)	4,400,000	4,603,500
Northeast, TX, Hospital & Healthcare Revenue, Northeast Medical Center, 6.0%, 5/15/2010 (a)	2,180,000	2,338,421
Northside, TX, General Obligation Independent School District:
Prerefunded, 5.5%, 2/15/2014	1,420,000	1,525,250
5.5%, 2/15/2014	1,265,000	1,353,866
Texas, Electric Revenue:
ETM, Zero Coupon, 9/1/2017 (a)	120,000	72,394
Zero Coupon, 9/1/2017 (a)	5,880,000	3,520,121
Texas, Electric Revenue, Municipal Power Agency, Zero Coupon, 9/1/2016 (a)	18,300,000	11,558,829
Texas, Multi-Family Housing Revenue, Department Housing & Community Affairs, Series A, Prerefunded, 6.4%, 1/1/2027	3,350,000	3,469,260
Texas, Municipal Power Agency, ETM, Zero Coupon, 9/1/2016 (a)	375,000	238,530
Texas, Other General Obligation, 7.0%, 9/15/2012	6,291,150	6,362,428
Texas, School District General Obligation, Community College District:
5.5%, 8/15/2014 (a)	3,145,000	3,410,941
5.5%, 8/15/2015 (a)	3,435,000	3,725,464
5.5%, 8/15/2017 (a)	4,060,000	4,388,007
Texas, Water & Sewer Revenue, Trinity River Authority, 5.5%, 2/1/2019 (a)	1,000,000	1,093,200
Texas, Water & Sewer Revenue, Water Development Board, Series A, 5.625%, 7/15/2015	1,000,000	1,067,410
Travis County, TX, Health Facilities Development Corp., Retirement Facility Revenue, Querencia Barton Creek, Series C, 3.48%*, 11/15/2035, LaSalle Bank NA (b)	1,000,000	1,000,000
Waxahachie, TX, School District General Obligation, Independent School District:
Zero Coupon, 8/15/2012	4,120,000	3,200,746
Zero Coupon, 8/15/2013	2,060,000	1,524,688
		238,331,689
Utah 0.9%
Provo, UT, Electric Revenue, Series A, ETM, 10.375%, 9/15/2015 (a)	1,420,000	1,841,271
Salt Lake City, UT, Core City General Obligation, 5.75%, 6/15/2014	25,000	26,799
Salt Lake City, UT, Hospital & Healthcare Revenue, IHC Hospitals, Inc., 6.15%, 2/15/2012	1,500,000	1,643,520
Utah, Electric Revenue, Associated Municipal Power System:
Zero Coupon, 7/1/2006 (a)	5,895,000	5,877,374
Zero Coupon, 7/1/2007 (a)	3,750,000	3,601,688
Utah, Electric Revenue, Intermountain Power Agency, Series A, ETM, 5.0%, 7/1/2012 (a)	540,000	540,540
Utah, State General Obligation, Series A, 5.0%, 7/1/2016	20,000,000	21,533,600
		35,064,792
Vermont 0.3%
Burlington, VT, Electric Revenue:
5.375%, 7/1/2013 (a)	4,800,000	5,175,936
5.375%, 7/1/2014 (a)	5,055,000	5,448,077
		10,624,013
Virgin Islands 0.0%
Virgin Islands, Sales & Special Tax Revenue, Public Finance Authority, Series A, 6.5%, 10/1/2024	1,500,000	1,643,430
Virginia 0.8%
Fairfax County, VA, Hospital & Healthcare Revenue, Economic Development Authority, Greenspring Retirement Community, Series A, 7.25%, 10/1/2019	2,000,000	2,167,440
Fairfax County, VA, Hospital & Healthcare Revenue, Economic Development Finance Authority, Series A, 7.5%, 10/1/2029	7,100,000	7,707,121
Roanoke, VA, Hospital & Healthcare Revenue, Industrial Development Authority, Roanoke Memorial Hospital, Series B, 6.125%, 7/1/2017 (a)	5,500,000	6,312,955
Virginia, State Public School Authority, School Financing 1997 Resolution, Series C, 5.0%, 8/1/2015	5,335,000	5,707,756
Virginia Beach, VA, Hospital & Healthcare Revenue, Development Authority Hospital Facility First Mortgage, 5.125%, 2/15/2018 (a)	3,000,000	3,204,210
Winchester, VA, Hospital & Healthcare Revenue, Industrial Development Authority, 5.5%, 1/1/2015 (a)	5,700,000	6,220,581
		31,320,063
Washington 3.1%
Chelan County, WA, Electric Revenue, Public Utilities, Columbia River Rock, Zero Coupon, 6/1/2014 (a)	12,685,000	8,946,096
Clark County, WA, Electric Revenue, Public Utilities District No. 001 Generating Systems, ETM, 6.0%, 1/1/2008 (a)	2,200,000	2,276,186
Clark County, WA, General Obligation Hockinson School District No. 98:
Prerefunded, 6.125%, 12/1/2011 (a)	1,675,000	1,838,899
6.125%, 12/1/2011 (a)	1,515,000	1,656,683
Clark County, WA, School District General Obligation, Zero Coupon, 12/1/2017 (a)	6,725,000	3,978,107
King and Snohomish Counties, WA, School District General Obligation, No. 417 Northshore, 5.6%, 12/1/2010 (a)	1,650,000	1,761,936
King County, WA, County General Obligation:
Prerefunded, 6.625%, 12/1/2015	1,010,000	1,073,034
Series B, Prerefunded, 6.625%, 12/1/2015	8,835,000	9,386,392
Port Seattle, WA, Airport Revenue, Series B, AMT, 6.0%, 2/1/2014 (a)	4,000,000	4,448,680
Seattle, WA, Airport Revenue, Series B, AMT, 6.0%, 2/1/2012 (a)	1,765,000	1,931,987
Skagit County, WA, School District General Obligation, District No. 100 Burlington Edison, 5.625%, 12/1/2015 (a)	4,925,000	5,317,325
Snohomish County, WA, School District General Obligation, 5.75%, 12/1/2011 (a)	3,485,000	3,813,670
Snohomish County, WA, School District General Obligation, School District No. 006 Mukilteo, 6.5%, 12/1/2007 (a)	3,325,000	3,460,860
Spokane County, WA, School District General Obligation, Series B, Zero Coupon, 12/1/2014 (a)	2,500,000	1,725,925
Washington, Electric Revenue, Series A, 5.5%, 7/1/2017 (a)	11,200,000	12,081,216
Washington, Electric Revenue, Public Power Supply System, Series A, 6.0%, 7/1/2007 (a)	7,000,000	7,173,320
Washington, Electric Revenue, Public Power Supply System Nuclear Project # 2:
ETM, 5.7%, 7/1/2008 (a)	1,270,000	1,320,825
7.25%, 7/1/2006	415,000	416,287
Washington, Electric Revenue, Public Power Supply Systems:
Series A, Zero Coupon, 7/1/2006 (a)	1,380,000	1,375,874
Series B, Zero Coupon, 7/1/2006 (a)	5,555,000	5,538,391
Series A, Zero Coupon, 7/1/2007 (a)	4,375,000	4,190,156
Series A, Zero Coupon, 7/1/2010 (a)	5,860,000	4,992,954
Series A, Zero Coupon, 7/1/2011 (a)	4,200,000	3,437,532
Series B, 7.25%, 7/1/2009 (a)	10,300,000	10,862,895
Washington, Hospital & Healthcare Revenue, HealthCare Facilities Authority:
5.75%, 11/1/2007 (a)	7,350,000	7,554,477
5.8%, 11/1/2008 (a)	4,865,000	5,091,709
5.8%, 11/1/2009 (a)	4,595,000	4,877,638
5.8%, 11/1/2010 (a)	2,100,000	2,260,629
Washington, State General Obligation, Series 5, Zero Coupon, 1/1/2017 (a)	4,535,000	2,802,494
		125,592,177
West Virginia 0.1%
West Virginia, Hospital & Healthcare Revenue, Hospital Finance Authority, Charleston Medical Center, 6.75%, 9/1/2030	590,000	637,695
West Virginia, Hospital Finance Authority, Charleston Medical Center, Prerefunded, 6.75%, 9/1/2030	2,410,000	2,709,780
		3,347,475
Wisconsin 1.9%
Milwaukee County, WI, Series A, Prerefunded, ETM, Zero Coupon, 12/1/2011 (a)	220,000	177,034
Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities Authority:
5.75%, 11/15/2007 (a)	1,500,000	1,543,260
6.0%, 11/15/2008 (a)	4,085,000	4,297,134
6.1%, 8/15/2008 (a)	4,580,000	4,805,015
6.1%, 8/15/2009 (a)	2,000,000	2,134,040
Series B, ETM, 6.25%, 1/1/2022 (a)	4,800,000	5,457,360
Series C, 6.25%, 1/1/2022 (a)	8,380,000	9,630,296
Series AA, 6.4%, 6/1/2008 (a)	2,335,000	2,452,707
Series AA, 6.45%, 6/1/2009 (a)	2,485,000	2,666,206
Series AA, 6.45%, 6/1/2010 (a)	2,650,000	2,897,749
Series AA, 6.5%, 6/1/2011 (a)	2,820,000	3,156,680
Series AA, 6.5%, 6/1/2012 (a)	3,000,000	3,390,930
Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities Authority, Aurora Health Care, Inc.:
Series A, 5.6%, 2/15/2029	17,800,000	18,437,062
6.875%, 4/15/2030	14,000,000	15,778,420
		76,823,893
Total Municipal Bonds and Notes (Cost $3,438,739,929)		3,687,799,347

Municipal Inverse Floating Rate Notes 15.8%
California 1.9%
California, State Department Water Resource, Power Supply Revenue, Series A, 5.375%, 5/1/2018 (a) (d)	11,250,000	12,315,712
Trust: California, Electric Revenue, Department Water Supply, Series 309, 144A, 7.02%, 5/1/2018, Leverage Factor at purchase date: 2 to 1 (a)
California, State Economic Recovery, Series A, 5.0%, 7/1/2015 (a) (d)	17,000,000	18,121,405
Trust: California, General Obligation, Economic Recovery Series R-278, 144A, 6.285%, 7/1/2015, Leverage Factor at purchase date: 2 to 1 (a)
California, State Economic Recovery, Series A, 5.0%, 7/1/2015 (a) (d)	11,955,000	12,907,455
Trust: California, General Obligation, Economic Recovery Series 926, 144A, 6.656%, 7/1/2015, Leverage Factor at purchase date: 2 to 1
Los Angeles, CA, Unified School District, Series A, 5.25%, 7/1/2020 (a) (d)	2,750,000	2,948,747
Trust: Los Angeles, CA, Higher Education Revenue, Unified School District, RITES-PA 117, 144A, 6.74%, 1/1/2011, Leverage Factor at purchase date: 2 to 1 (a)
Los Angeles, CA, Unified School District, Series A, 5.25%, 7/1/2019 (a) (d)	10,000,000	10,722,718
Trust: Los Angeles, CA, Higher Education Revenue, Unified School District, Series PA 117, 144A, 6.74%, 1/1/2011, Leverage Factor at purchase date: 2 to 1 (a)
Los Angeles County, CA, Districts Funding Authority Revenue, Capital Project, Series A, 5.0%, 10/1/2019 (d)	20,000,000	20,927,400
Trust: Los Angeles, CA, State General Obligation, Sanitation Distribution Financing Authority Revenue, Rites-PA 826, 144A, 6.32%, 10/1/2021, Leverage Factor at purchase date: 2 to 1 (a)
		77,943,437
Colorado 0.3%
Denver, CO, City & County, Airport Revenue, Series A, 6.0%, 11/15/2013 (a) (d)	10,000,000	10,800,150
Trust: Denver, CO, Airport Revenue, RITES-PA 762, 144A, AMT, 8.272%, 11/15/2013, Leverage Factor at purchase date: 2 to 1 (a)
Connecticut 0.6%
Connecticut, State Special Tax, Series B, 5.375%, 10/1/2014 (a) (d)	16,780,000	17,972,974
Trust: Connecticut, Sales & Special Tax Revenue, Series II, 144A, 7.02%, 10/1/2014, Leverage Factor at purchase date: 2 to 1 (a)
Connecticut, State Special Tax, Series B, 5.375%, 10/1/2015 (a) (d)	4,000,000	4,284,380
Trust: Connecticut, Sales & Special Tax Revenue, Series II, 144A, 7.02%, 10/1/2015, Leverage Factor at purchase date: 2 to 1 (a)
Connecticut, State Special Tax, Series A, 5.375%, 10/1/2016 (a) (d)	2,100,000	2,262,939
Trust: Connecticut, Sales & Special Tax Revenue, Series II, 144A, 7.02%, 10/1/2016, Leverage Factor at purchase date: 2 to 1 (a)
Connecticut, State Special Tax, Series A, 5.375%, 10/1/2017 (a) (d)	1,660,000	1,788,800
Trust: Connecticut, Sales & Special Tax Revenue, Series II, 144A, 7.02%, 10/1/2017, Leverage Factor at purchase date: 2 to 1 (a)
		26,309,093
District of Columbia 0.5%
District of Columbia, Water & Sewer Authority, Public Utility Revenue, 6.0%, 10/1/2014 (a) (d)	3,945,000	4,479,169
Trust: District of Columbia, Water & Sewer Revenue, Public Utility Revenue, Series 14, 144A, 8.23%, 10/1/2012, Leverage Factor at purchase date: 2 to 1 (a)
District of Columbia, Water & Sewer Authority, Public Utility Revenue, 6.0%, 10/1/2015 (a) (d)	7,135,000	8,163,636
Trust: District of Columbia, Water & Sewer Revenue, Public Utility Revenue, Series 15, 144A, 8.23%, 10/1/2013, Leverage Factor at purchase date: 2 to 1 (a)
District of Columbia, Water & Sewer Authority, Public Utility Revenue, 6.0%, 10/1/2016 (a) (d)	5,500,000	6,334,652
Trust: District of Columbia, Water & Sewer Revenue, Public Utility Revenue, Series 16, 144A, 8.23%, 10/1/2014, Leverage Factor at purchase date: 2 to 1 (a)
District of Columbia, Water & Sewer Authority, Public Utility Revenue, 6.0%, 10/1/2013 (a) (d)	2,420,000	2,731,890
Trust: District of Columbia, Water & Sewer Revenue, Public Utility Revenue, Series 13, 144A, 8.23%, 10/1/2016, Leverage Factor at purchase date: 2 to 1 (a)
		21,709,347
Florida 0.4%
Lee County, FL, Airport Revenue, AMT, Series A, 6.0%, 10/1/2013 (a) (d)	7,920,000	8,564,688
Trust: Lee County, FL, Airport Revenue, AMT, Series 14, 144A, 8.21%, 10/1/2013, Leverage Factor at purchase date: 2 to 1 (a)
Lee County, FL, Airport Revenue, AMT, Series A, 6.0%, 10/1/2020 (a) (d)	2,820,000	3,040,806
Trust: Lee County, FL, Airport Revenue, AMT, Series 14, 144A, 8.21%, 10/1/2020, Leverage Factor at purchase date: 2 to 1 (a)
Lee County, FL, Airport Revenue, AMT, Series A, 6.125%, 10/1/2015 (a) (d)	3,000,000	3,265,785
Trust: Lee County, FL, Airport Revenue, AMT, Series 14, 144A, 8.46%, 10/1/2015, Leverage Factor at purchase date: 2 to 1 (a)
		14,871,279
Georgia 0.3%
Georgia, Municipal Electric Authority, Power Revenue, Series B, 6.375%, 1/1/2016 (a) (d)	9,200,000	10,749,096
Trust: Georgia, Electric Revenue, RITES-PA 786, 9.051%, 1/1/2016, Leverage Factor at purchase date: 2 to 1
Illinois 1.4%
Cook County, IL, Capital Improvement, 6.5%, 11/15/2013 (a) (d)	21,220,000	24,565,863
Trust: Cook County, IL, County General Obligation, RITES-PA 591, 144A, 9.292%, 11/15/2013, Leverage Factor at purchase date: 2 to 1 (a)
Illinois, Regional Transportation Authority, Series A, 6.7%, 11/1/2021 (a) (d)	25,800,000	31,384,023
Trust: Illinois, Transportation/Tolls Revenue, Regional Transportation Authority, RITES-PA 584, 9.692%, 11/1/2021, Leverage Factor at purchase date: 2 to 1
		55,949,886
Massachusetts 0.5%
Massachusetts, State Development Finance Agency, Resource Recovery Revenue, Series A, 5.625%, 1/1/2015 (a) (d)	4,000,000	4,336,460
Massachusetts, State Development Finance Agency, Resource Recovery Revenue, Series A, 5.625%, 1/1/2016 (a) (d)	2,750,000	2,981,316
Trust: Massachusetts, State Development Finance Agency, Resource Recovery Revenue, Series 563, 144A, 7.53%, 1/1/2016, Leverage Factor at purchase date: 3 to 1 (a)
Massachusetts, State General Obligation, Series C, 5.75%, 10/1/2015 (a) (d)	12,190,000	13,128,265
Trust: Massachusetts, State General Obligation, RITES-PA 793, 144A, 7.836%, 10/1/2008, Leverage Factor at purchase date: 2 to 1
		20,446,041
Michigan 0.3%
Michigan, State Building Authority Revenue, Facilities Program, Series I, 5.5%, 10/15/2014 (d)	8,310,000	8,945,923
Trust: Michigan, State Agency General Obligation Lease, RITES-PA 889R, Series A, 144A, 7.321%, 4/15/2009, Leverage Factor at purchase date: 2 to 1
Michigan, State Building Authority Revenue, Facilities Program Series I, 5.5%, 10/15/2015 (d)	5,000,000	5,382,625
Trust: Michigan, State Agency General Obligation Lease, Building Authority, RITES-PA 899R, Series B, 144A, 7.321%, 4/15/2009, Leverage Factor at purchase date: 2 to 1
		14,328,548
New Jersey 3.1%
New Jersey, Highway Authority Revenue, Garden State Parkway, 5.5%, 1/1/2013 (a) (d)	9,000,000	9,899,055
New Jersey, Highway Authority Revenue, Garden State Parkway, 5.5%, 1/1/2014 (a) (d)	8,000,000	8,799,160
New Jersey, Highway Authority Revenue, Garden State Parkway, 5.5%, 1/1/2015 (a) (d)	5,500,000	6,049,423
New Jersey, Highway Authority Revenue, Garden State Parkway, 5.5%, 1/1/2016 (a) (d)	7,370,000	8,106,226
Trust: New Jersey, Highway Authority Revenue, Garden State Parkway, Series 247, ETM, 144A, 7.255%, 1/1/2013, Leverage Factor at purchase date: 2 to 1 (a)
New Jersey, State Transportation Trust Fund Authority, Series A, 5.75%, 6/15/2016 (d)	4,000,000	4,543,780
New Jersey, State Transportation Trust Fund Authority, Series A, 5.75%, 6/15/2017 (d)	4,000,000	4,543,780
New Jersey, State Transportation Trust Fund Authority, Series A, 5.75%, 6/15/2018 (d)	3,000,000	3,407,835
New Jersey, State Transportation Trust Fund Authority, Series A, 5.75%, 6/15/2020 (d)	11,000,000	12,495,395
Trust: New Jersey, State Agency Revenue, Transportation Trust Fund Authority, Residual Certificates, Series 224, 144A, 7.77%, 6/15/2016, Leverage Factor at purchase date: 2 to 1
New Jersey, State Transportation Corporate Certificates, Series B, 6.0%, 9/15/2015 (a) (d)	10,380,000	11,312,539
Trust: New Jersey, State Revenue Lease, Transportation Trust Fund Authority, RITES-PA 785, 144A, 8.321%, 9/15/2015, Leverage Factor at purchase date: 2 to 1 (a)
New Jersey, State Turnpike Authority Revenue, Prerefunded, Series C, 6.5%, 1/1/2016 (a) (d)	42,340,000	48,654,164
Trust: New Jersey, Transportation/Tolls Revenue, Turnpike Authority, RITES-PA 613, 144A, 9.301%, 1/1/2011, Leverage Factor at purchase date: 2 to 1 (a)
New Jersey, State Turnpike Authority Revenue, Series C, 6.5%, 1/1/2016 (d)	7,660,000	8,802,336
Trust: New Jersey, Transportation/Tolls Revenue, Turnpike Authority, RITES-PA 614, 144A, 9.301%, 1/1/2016, Leverage Factor at purchase date: 2 to 1 (a)
		126,613,693
New York 1.0%
Monroe County, NY, Airport Authority Revenue, Greater Rochester International Airport, 5.75%, 1/1/2015 (a) (d)	5,030,000	5,509,007
Trust: Monroe County, NY, Airport Revenue, AMT, RITES-PA 585B, 144A, 7.793%, 7/1/2011, Leverage Factor at purchase date: 2 to 1
Monroe County, NY, Airport Authority Revenue, Greater Rochester International Airport, 5.75%, 1/1/2014 (a) (d)	4,010,000	4,378,639
Trust: Monroe County, NY, Airport Revenue, AMT, RITES-PA 585A, 144A, 7.796%, 1/1/2014, Leverage Factor at purchase date: 2 to 1
Monroe County, NY, Airport Authority Revenue, Greater Rochester International Airport, 5.75%, 1/1/2016 (a) (d)	3,830,000	4,256,624
Trust: Monroe County, NY, Airport Revenue, AMT, RITES-PA 585C, 144A, 8.047%, 7/1/2012, Leverage Factor at purchase date: 2 to 1
New York, Metropolitan Transportation Authority Revenue, Series A, 5.5%, 11/15/2017 (a) (d)	15,000,000	16,327,425
Trust: New York, Transportation/Tolls Revenue, Securities Trust Certificates, 144A, 7.32%, 11/15/2017, Leverage Factor at purchase date: 2 to 1 (a)
New York & New Jersey, Port Authority,Series 120, 5.75%, 10/15/2014 (a) (d)	12,320,000	12,729,147
Trust: New York and New Jersey, Port Authority Revenue, Series II, AMT, 144A, 7.73%, 10/15/2007, Leverage Factor at purchase date: 2 to 1 (a)
		43,200,842
Pennsylvania 2.2%
Allegheny County, PA, Airport Revenue, Pittsburg International Airport, Series A-1, AMT, 5.75%, 1/1/2010 (a) (d)	6,000,000	6,339,870
Trust: Allegheny County, PA, Airport Revenue, AMT, RITES-PA 567A, 144A, 7.752%, 7/1/2007, Leverage Factor at purchase date: 2 to 1 (a)
Allegheny County, PA, Airport Revenue, Pittsburg International Airport, Series A-1, AMT, 5.75%, 1/1/2011 (a) (d)	3,000,000	3,205,455
Trust: Allegheny County, PA, Airport Revenue, AMT, RITES-PA 567B, 144A, 7.752%, 7/1/2008, Leverage Factor at purchase date: 2 to 1 (a)
Allegheny County, PA, Airport Revenue, Pittsburg International Airport, Series A-1, AMT, 5.75%, 1/1/2013 (a) (d)	6,320,000	6,857,295
Trust: Allegheny County, PA, Airport Revenue, AMT, RITES-PA 567C, 144A, 7.7612%, 1/1/2010, Leverage Factor at purchase date: 2 to 1 (a)
Allegheny County, PA, Airport Revenue, Pittsburg International Airport, Series A-1, AMT, 5.75%, 1/1/2014 (a) (d)	10,500,000	11,458,230
Trust: Allegheny County, PA, Airport Revenue, AMT, RITES-PA 567D, 144A, 7.752%, 1/1/2011, Leverage Factor at purchase date: 2 to 1 (a)
Delaware Valley, PA, Regional Financial Authority, Local Government Revenue, 5.75%, 7/1/2017 (d)	25,000,000	27,771,875
Trust: Delaware Valley, PA, Core City General Obligation, Regional Financial Authority, RITES-PA 1028, 144A, 7.79%, 1/1/2014, Leverage Factor at purchase date: 2 to 1
Pennsylvania, Special Tax Revenue, Intergovernmental Cooperative Authority,Philadelphia Funding Program, 5.25%, 6/15/2013 (a) (d)	4,450,000	4,625,686
Trust: Pennsylvania, Sales & Special Tax Revenue, Intergovernmental Cooperative Authority, 6.73%, 6/15/2013, Leverage Factor at purchase date: 2 to 1
Pennsylvania, Special Tax Revenue, Intergovernmental Cooperative Authority,Philadelphia Funding Program, 5.25%, 6/15/2014 (a) (d)	5,000,000	5,197,400
Trust: Pennsylvania, Sales & Special Tax Revenue, Intergovernmental Cooperative Authority, 144A, 6.73%, 6/15/2014, Leverage Factor at purchase date: 2 to 1 (a)
Pennsylvania, Special Tax Revenue, Intergovernmental Cooperative Authority,Philadelphia Funding Program, 5.25%, 6/15/2015 (a) (d)	4,500,000	4,677,660
Trust: Pennsylvania, Sales & Special Tax Revenue, Intergovernmental Cooperative Authority, 144A, 6.73%, 6/15/2015, Leverage Factor at purchase date: 2 to 1 (a)
Pennsylvania, State General Obligation, Series 2, 5.5%, 5/1/2019 (a) (d)	20,000,000	21,754,800
Trust: Pennsylvania, State General Obligation, 11.27%, 5/1/2019, Leverage Factor at purchase date: 4 to 1
		91,888,271
Puerto Rico 1.2%
Puerto Rico Commonwealth, Public Improvements, Series A, 5.5%, 7/1/2021 (a) (d)	6,000,000	6,753,570
Trust: Puerto Rico, Sales & Special Tax Revenue, RITES-PA 994RC, 144A, 7.361%, 7/1/2007, Leverage Factor at purchase date: 2 to 1 (a)
Puerto Rico Commonwealth, Public Improvements, Series A, 5.5%, 7/1/2010 (a) (d)	7,440,000	8,329,935
Trust: Puerto Rico, Sales & Special Tax Revenue, RITES-PA 944RA, 144A, 7.361%, 7/1/2015, Leverage Factor at purchase date: 2 to 1 (a)
Puerto Rico Commonwealth, Public Improvements, Series A, 5.5%, 7/1/2019 (a) (d)	22,650,000	25,359,280
Trust: Puerto Rico, Sales & Special Tax Revenue, RITES-PA 943R, 144A, 7.363%, 7/1/2019, Leverage Factor at purchase date: 2 to 1 (a)
Puerto Rico Commonwealth, General Obligation, 6.0%, 7/1/2013 (a) (d)	5,000,000	5,632,700
Trust: Puerto Rico, Sales & Special Tax Revenue, RITES-PA 620A, 144A, 8.341%, 7/1/2010, Leverage Factor at purchase date: 2 to 1 (a)
Puerto Rico Commonwealth, General Obligation, 6.0%, 7/1/2016 (a) (d)	2,000,000	2,315,670
Trust: Puerto Rico Commonwealth, General Obligation, RITES-PA 620C, 144A, 8.341%, 1/1/2013, Leverage Factor at purchase date: 2 to 1 (a)
		48,391,155
Tennessee 0.5%
Knox County, TN, Health, Educational, & Housing Facilities, Hospital Revenue, Fort Sanders Alliance, 5.75%, 1/1/2012 (a) (d)	17,880,000	19,468,549
Trust: Knox County, TN, Hospital & Healthcare Revenue, RITES-PA 750, 144A, 7.811%, 1/1/2012, Leverage Factor at purchase date: 2 to 1 (a)
Texas 1.6%
Texas, Dallas-Fort Worth International Airport Revenue, Series A, 5.5%, 11/1/2019 (a) (d)	15,750,000	16,838,640
Texas, Dallas-Fort Worth International Airport Revenue, Series A, 5.5%, 11/1/2020 (a) (d)	20,000,000	21,382,400
Trust: Dallas, TX, Airport Revenue, International Airport, Series 350, AMT, 144A, 7.225%, 5/1/2011, Leverage Factor at purchase date: 2 to 1 (a)
Dallas County, TX, Utility & Reclamation District, 5.25%, 2/15/2018 (a) (d)	7,830,000	8,327,166
Trust: Dallas, TX, Core City General Obligation, RITES PA-1136, 144A, 6.74%, 2/15/2011, Leverage Factor at purchase date: 2 to 1
Dallas County, TX, Utility & Reclamation District, 5.25%, 2/15/2019 (a) (d)	8,220,000	8,725,283
Trust: Dallas, TX, Core City General Obligation, RITES PA-1136, 6.74%, 2/15/2011, Leverage Factor at purchase date: 2 to 1 (a)
Dallas, County TX, Utility & Reclamation District, 5.25%, 2/15/2020 (a) (d)	10,250,000	10,850,702
Trust: Dallas, TX, Core City General Obligation, RITES PA-1136, 144A, 6.74%, 2/15/2011, Leverage Factor at purchase date: 2 to 1 (a)
		66,124,191
Total Municipal Inverse Floating Rate Notes (Cost $614,724,315)		648,793,578
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $4,053,464,244)+	105.7	4,336,592,925
Other Assets and Liabilities, Net	(5.7)	(232,876,540)
Net Assets	100.0	4,103,716,385
* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of May 31, 2006.
+ The cost for federal income tax purposes was $4,049,401,014. At May 31, 2006, net unrealized appreciation for all securities based on tax cost was $287,191,911. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $297,204,227 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $10,012,316.
(a) Bond is insured by one of these companies:
Insurance Coverage	As a % of Total Investment Portfolio
Ambac Financial Group	12.7
Bond Investors Guaranty Insurance Co.	0.2
Financial Guaranty Insurance Company	11.7
Financial Security Assurance Inc.	9.6
MBIA Corp.	30.1
XL Capital Assurance	0.3
(b) Security incorporates a letter of credit from a major bank.
(c) All or a portion of these securities represent collateral held in connection with open interest rate swaps.
(d) Security forms part of the below tender option bond trust. Principal amount and value shown take into account the leverage factor.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

RITES: Residual Interest Tax Exempt Security

At May 31, 2006, open interest rate swaps were as follows:

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Unrealized Appreciation ($)
8/16/2006 8/16/2015	99,200,000+	Fixed — 3.837%	Floating — BMA	1,549,900
8/16/2006 8/16/2015	67,600,000++	Fixed — 3.838%	Floating — BMA	1,051,467
8/16/2006 8/16/2015	33,600,000+++	Fixed — 3.839%	Floating — BMA	520,280
8/23/2006 8/23/2015	67,200,000+	Fixed — 3.778%	Floating — BMA	1,336,593
8/23/2006 8/23/2015	68,000,000++++	Fixed — 3.778%	Floating — BMA	1,352,505
8/23/2006 8/23/2015	67,700,000+++	Fixed — 3.775%	Floating — BMA	1,360,702
8/23/2006 8/23/2017	63,600,000++++	Fixed — 3.826%	Floating — BMA	1,633,469
6/14/2006 1/18/2018	62,700,000+++++	Fixed — 4.872%	Floating — LIBOR	4,393,759
10/12/2006 10/12/2026	57,250,000++++	Fixed — 4.321%	Floating — BMA	705,848
Total unrealized appreciation on open interest rate swaps				13,904,523
Counterparties:
+ Merrill Lynch, Pierce, Fennier & Smith, Inc.
++ JPMorgan Chase Bank
+++ Citibank NA
++++ Lehman Brothers, Inc.
+++++ Goldman Sachs & Co.

BMA: Represents the Bond Market Association

LIBOR: Represents the London InterBank Offered Rate

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of May 31, 2006 (as restated, see Note J)
Assets
Investments in securities, at value (cost $4,053,464,244)	$ 4,336,592,925
Cash	60,302
Receivable for investments sold	375,000
Interest receivable	63,760,246
Receivable for Fund shares sold	2,564,086
Unrealized appreciation on swaps	13,904,523
Other assets	89,942
Total assets	4,417,347,024
Liabilities
Payable for investments purchased	4,366,949
Payable for floating rate notes issued	299,462,500
Distributions payable	3,448,032
Payable for Fund shares redeemed	3,225,688
Accrued management fee	1,446,507
Other accrued expenses and payables	1,680,963
Total liabilities	313,630,639
Net assets, at value	$ 4,103,716,385
Net Assets
Net assets consist of: Undistributed net investment income	341,707
Net unrealized appreciation (depreciation) on: Investments	283,128,681
Interest rate swaps	13,904,523
Accumulated net realized gain (loss)	1,397,261
Paid-in capital	3,804,944,213
Net assets, at value	$ 4,103,716,385

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of May 31, 2006 (continued)
Net Asset Value
Class A Net Asset Value and redemption price(a) per share ($1,949,412,641 ÷ 215,651,774 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 9.04
Maximum offering price per share (100 ÷ 95.5 of $9.04)	$ 9.47

Class B

Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($26,038,589 ÷ 2,879,617 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 9.04

Class C

Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($22,111,896 ÷ 2,446,000 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 9.04
Class AARP Net Asset Value, offering and redemption price(a) per share ($1,331,752,074 ÷ 147,151,016 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 9.05
Class S Net Asset Value, offering and redemption price(a) per share ($770,718,511 ÷ 85,171,611 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 9.05
Institutional Class Net Asset Value, offering and redemption price(a) per share ($3,682,674 ÷ 407,268 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 9.04
(a) Redemption price per share for shares held less than 15 days is equal to net asset value less a 2% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the year ended May 31, 2006 (as restated, see Note J)
Investment Income
Income: Interest	$ 233,222,459
Expenses: Management fee	17,556,013
Services to shareholders	2,656,354
Custodian and accounting fees	444,113
Distribution service fees	5,521,313
Auditing	82,495
Legal	120,923
Trustees' fees and expenses	99,951
Reports to shareholders	106,590
Interest expense and fees	14,878,294
Registration fees	89,800
Other	963,801
Total expenses before expense reductions	42,519,647
Expense reductions	(610,716)
Total expenses after expense reductions	41,908,931
Net investment income	191,313,528
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	9,141,903
Interest rate swaps	22,347,505
Futures	(824,084)
30,665,324
Net unrealized appreciation (depreciation) during the period on: Investments	(144,485,034)
Interest rate swaps	36,169,693
Futures	1,047,948
(107,267,393)
Net gain (loss) on investment transactions	(76,602,069)
Net increase (decrease) in net assets resulting from operations	$ 114,711,459

The accompanying notes are an integral part of the financial statements.

Statement of Cash Flows for the year ended May 31, 2006
Cash Flows from Operating Activities:
Investment income received*	$ 222,706,424
Payment of operating expenses	(26,874,058)
Payment of interest expense	(14,878,294)
Proceeds from sales and maturities of investments	1,477,886,059
Purchases of investments	(1,177,728,343)
Cash provided (used) by operating activities	$ 481,111,788
Cash Flows from Financing Activities:
Net increase (decrease) in notes payable	$ (3,000,000)
Proceeds from shares sold	157,199,092
Cost of shares repurchased	(539,641,342)
Distributions paid (net of reinvestment of distributions)	(73,485,294)
Increase (decrease) in payable for floating notes issued	(23,750,000)
Cash provided (used) by financing activities	(482,677,544)
Increase (decrease) in cash	(1,565,756)
Cash at beginning of period	1,626,058
Cash at end of period	$ 60,302
Reconciliation of Net Increase (Decrease) in Net Assets Resulting from Operations to Cash Provided (Used) by Operating Activities:
Net increase (decrease) in net assets resulting from operations	$ 114,711,459
Net (increase) decrease in cost of investments	253,449,279
Net (increase) decrease in unrealized appreciation (depreciation) on investments	144,485,034
(Increase) decrease in unrealized appreciation on swaps	(13,904,523)
(Increase) decrease in receivable for investments sold	138,626
(Increase) decrease in interest receivable	6,403,161
(Increase) decrease in other assets	32,707
Increase (decrease) in payable for investments purchased	(1,840,364)
Increase (decrease) in daily variation margin on open futures contracts	(255,000)
(Increase) decrease in depreciation on swap contracts	(22,265,170)
Increase (decrease) in other accrued expenses and payables	156,579
Cash provided (used) by operating activities	$ 481,111,788
Non-Cash Financing Activities:
Reinvestment of distributions	$ 117,680,585
* Significant non-cash activity from market discount accretion and premium amortization in the net amount of $16,919,196 has been excluded from the Statement of Cash Flows.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Years Ended May 31,
	2006	2005
Operations: Net investment income	$ 191,313,528	$ 209,433,621
Net realized gain (loss) on investment transactions	30,665,324	7,437,681
Net unrealized appreciation (depreciation) during the period on investment transactions	(107,267,393)	75,500,577
Net increase (decrease) in net assets resulting from operations	114,711,459	292,371,879
Distributions to shareholders from: Net investment income: Class A	(89,129,780)	(98,510,879)
Class B	(1,077,478)	(1,483,611)
Class C	(817,619)	(885,908)
Class AARP	(64,190,013)	(70,706,922)
Class S	(34,904,229)	(38,615,741)
Institutional Class	(73,786)	(9,180)
From net realized gains: Class A	(336,119)	(349,421)
Class B	(4,956)	(6,202)
Class C	(3,721)	(3,568)
Class AARP	(230,599)	(240,222)
Class S	(124,567)	(129,975)
Institutional Class	(242)	(34)
Fund share transactions: Proceeds from shares sold	158,763,783	188,116,203
Net assets acquired in tax free reorganization	—	58,959,059
Reinvestment of distributions	117,680,585	129,520,021
Cost of shares redeemed	(540,504,465)	(544,141,849)
Redemption fees	8,795	3,473
Net increase (decrease) in net assets from Fund share transactions	(264,051,302)	(167,543,093)
Increase (decrease) in net assets	(340,232,952)	(86,112,877)
Net assets at beginning of period	4,443,949,337	4,530,062,214
Net assets at end of period (including undistributed net investment income of $341,707 and $675,408, respectively)	$ 4,103,716,385	$ 4,443,949,337

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A (as restated, see Note J) Years Ended May 31,	2006	2005	2004	2003	2002[a]
Selected Per Share Data
Net asset value, beginning of period	$ 9.20	$ 9.04	$ 9.50	$ 9.12	$ 9.00
Income from investment operations: Net investment income	.40	.42	.43	.42	.42
Net realized and unrealized gain (loss) on investment transactions	(.16)	.16	(.46)	.41	.12
Total from investment operations	.24	.58	(.03)	.83	.54
Less distributions from: Net investment income	(.40)	(.42)	(.43)	(.42)	(.42)
Net realized gain on investment transactions	(.00)***	(.00)***	—	(.03)	—
Total distributions	(.40)	(.42)	(.43)	(.45)	(.42)
Redemption fees	.00***	.00***	—	—	—
Net asset value, end of period	$ 9.04	$ 9.20	$ 9.04	$ 9.50	$ 9.12
Total Return (%)[b]	2.65[c]	6.53	(.31)	9.41	5.94**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,949	2,147	2,183	2,454	2,416
Ratio of expenses before expense reductions (including interest expense) (%)	1.11[d]	.88[d]	.84[d]	.87[d]	.87d*
Ratio of expenses after expense reductions (including interest expense) (%)	1.09[d]	.88[d]	.84[d]	.87[d]	.87d*
Ratio of expenses after expense reductions (excluding interest expense) (%)	.74	.74	.75	.75	.77*
Ratio of net investment income (%)	4.38	4.56	4.61	4.66	4.74*
Portfolio turnover rate (%)	28	31	24	22	33
[a] For the period from June 11, 2001 (commencement of operations of Class A shares) to May 31, 2002.
[b] Total return does not reflect the effect of any sales charges.
[c] Total return would have been lower had certain expenses not been reduced.
[d] As restated to reflect interest expense on short term floating rate notes issued in conjunction with inverse floating rate securities.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class B (as restated, see Note J) Years Ended May 31,	2006	2005	2004	2003	2002[a]
Selected Per Share Data
Net asset value, beginning of period	$ 9.20	$ 9.04	$ 9.50	$ 9.11	$ 9.00
Income from investment operations: Net investment income	.33	.35	.36	.35	.35
Net realized and unrealized gain (loss) on investment transactions	(.16)	.16	(.46)	.42	.11
Total from investment operations	.17	.51	(.10)	.77	.46
Less distributions from: Net investment income	(.33)	(.35)	(.36)	(.35)	(.35)
Net realized gain on investment transactions	(.00)***	(.00)***	—	(.03)	—
Total distributions	(.33)	(.35)	(.36)	(.38)	(.35)
Redemption fees	.00***	.00***	—	—	—
Net asset value, end of period	$ 9.04	$ 9.20	$ 9.04	$ 9.50	$ 9.11
Total Return (%)[b]	1.88[c]	5.70[c]	(1.07)	8.52	5.15**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	26	34	47	66	65
Ratio of expenses before expense reductions (including interest expense) (%)	1.88[d]	1.68[d]	1.61[d]	1.65[d]	1.68d*
Ratio of expenses after expense reductions (including interest expense) (%)	1.84[d]	1.67[d]	1.61[d]	1.65[d]	1.68d*
Ratio of expenses after expense reductions (excluding interest expense) (%)	1.49	1.53	1.52	1.53	1.58*
Ratio of net investment income (%)	3.63	3.77	3.84	3.88	3.93*
Portfolio turnover rate (%)	28	31	24	22	33
[a] For the period from June 11, 2001 (commencement of operations of Class B shares) to May 31, 2002.
[b] Total return does not reflect the effect of any sales charges.
[c] Total return would have been lower had certain expenses not been reduced.
[d] As restated to reflect interest expense on short term floating rate notes issued in conjunction with inverse floating rate securities.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class C (as restated, see Note J) Years Ended May 31,	2006	2005	2004	2003	2002[a]
Selected Per Share Data
Net asset value, beginning of period	$ 9.20	$ 9.04	$ 9.50	$ 9.11	$ 9.00
Income from investment operations: Net investment income	.33	.35	.36	.35	.34
Net realized and unrealized gain (loss) on investment transactions	(.16)	.16	(.46)	.42	.11
Total from investment operations	.17	.51	(.10)	.77	.45
Less distributions from: Net investment income	(.33)	(.35)	(.36)	(.35)	(.34)
Net realized gain on investment transactions	(.00)***	(.00)***	—	(.03)	—
Total distributions	(.33)	(.35)	(.36)	(.38)	(.34)
Redemption fees	.00***	.00***	—	—	—
Net asset value, end of period	$ 9.04	$ 9.20	$ 9.04	$ 9.50	$ 9.11
Total Return (%)[b]	1.86[c]	5.72	(1.09)	8.52	5.11**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	22	24	25	24	14
Ratio of expenses before expense reductions (including interest expense) (%)	1.88[d]	1.65[d]	1.63[d]	1.68[d]	1.69d*
Ratio of expenses after expense reductions (including interest expense) (%)	1.85[d]	1.65[d]	1.63[d]	1.68[d]	1.69d*
Ratio of expenses after expense reductions (excluding interest expense) (%)	1.50	1.51	1.54	1.56	1.59*
Ratio of net investment income (%)	3.62	3.80	3.82	3.85	3.92*
Portfolio turnover rate (%)	28	31	24	22	33
[a] For the period from June 11, 2001 (commencement of operations of Class C shares) to May 31, 2002.
[b] Total return does not reflect the effect of any sales charges.
[c] Total return would have been lower had certain expenses not been reduced.
[d] As restated to reflect interest expense on short term floating rate notes issued in conjunction with inverse floating rate securities.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class AARP (as restated, see Note J) Years Ended May 31,	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 9.21	$ 9.05	$ 9.50	$ 9.12	$ 8.95
Income (loss) from investment operations: Net investment income	.42	.44	.45	.44	.45
Net realized and unrealized gain (loss) on investment transactions	(.16)	.16	(.45)	.41	.17
Total from investment operations	.26	.60	—	.85	.62
Less distributions from: Net investment income	(.42)	(.44)	(.45)	(.44)	(.45)
Net realized gain on investment transactions	(.00)*	(.00)*	—	(.03)	—
Total distributions	(.42)	(.44)	(.45)	(.47)	(.45)
Redemption fees	.00*	.00*	—	—	—
Net asset value, end of period	$ 9.05	$ 9.21	$ 9.05	$ 9.50	$ 9.12
Total Return (%)	2.88[a]	6.79	(.01)	9.61	6.92
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,332	1,450	1,477	1,585	1,502
Ratio of expenses before expense reductions (including interest expense) (%)	.87[b]	.65[b]	.65[b]	.68[b]	.67b*
Ratio of expenses after expense reductions (including interest expense) (%)	.86[b]	.65[b]	.65[b]	.68[b]	.67b*
Ratio of expenses after expense reductions (excluding interest expense) (%)	.51	.51	.56	.56	.57*
Ratio of net investment income (loss) (%)	4.61	4.80	4.80	4.85	4.92
Portfolio turnover rate (%)	28	31	24	22	33
[a] Total return would have been lower had certain expenses not been reduced.
[b] As restated to reflect interest expense on short term floating rate notes issued in conjunction with inverse floating rate securities.
* Amount is less than $.005.

Class S (as restated, see Note J) Years Ended May 31,	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 9.21	$ 9.05	$ 9.50	$ 9.12	$ 8.95
Income from investment operations: Net investment income	.42	.44	.45	.44	.45
Net realized and unrealized gain (loss) on investment transactions	(.16)	.16	(.45)	.41	.17
Total from investment operations	.26	.60	—	.85	.62
Less distributions from: Net investment income	(.42)	(.44)	(.45)	(.44)	(.45)
Net realized gain on investment transactions	(.00)*	(.00)*	—	(.03)	—
Total distributions	(.42)	(.44)	(.45)	(.47)	(.45)
Redemption fees	.00*	.00*	—	—	—
Net asset value, end of period	$ 9.05	$ 9.21	$ 9.05	$ 9.50	$ 9.12
Total Return (%)	2.88	6.81	(.01)[a]	9.49	7.04
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	771	789	798	837	812
Ratio of expenses before expense reductions (including interest expense) (%)	.86[b]	.63[b]	.65[b]	.68[b]	.67b*
Ratio of expenses after expense (including interest expense) (%)	.86[b]	.63[b]	.64[b]	.68[b]	.67b*
Ratio of expenses after expense reductions (excluding interest expense) (%)	.51	.49	.55	.56	.57*
Ratio of net investment income (%)	4.61	4.82	4.81	4.85	4.92
Portfolio turnover rate (%)	28	31	24	22	33
[a] Total return would have been lower had certain expenses not been reduced.
[b] As restated to reflect interest expense on short term floating rate notes issued in conjunction with inverse floating rate securities.
* Amount is less than $.005.

Institutional Class (as restated, see Note J) Years Ended May 31,	2006	2005	2004	2003[a]
Selected Per Share Data
Net asset value, beginning of period	$ 9.21	$ 9.05	$ 9.50	$ 9.33
Income from investment operations: Net investment income	.42	.45	.44	.31
Net realized and unrealized gain (loss) on investment transactions	(.17)	.16	(.45)	.20
Total from investment operations	.25	.61	(.01)	.51
Less distributions from: Net investment income	(.42)	(.45)	(.44)	(.31)
Net realized gain on investment transactions	(.00)***	(.00)***	—	(.03)
Total distributions	(.42)	(.45)	(.44)	(.34)
Redemption fees	.00***	.00***	—	—
Net asset value, end of period	$ 9.04	$ 9.21	$ 9.05	$ 9.50
Total Return (%)	2.82	6.86[b]	(.06)[b]	5.94**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	4.45		.01	.001
Ratio of expenses before expense reductions (including interest expense) (%)	.88[c]	.66[c]	.75[c]	.66c*
Ratio of expenses after expense reductions (including interest expense) (%)	.88[c]	.63[c]	.63[c]	.66c*
Ratio of expenses after expense reductions (excluding interest expense) (%)	.53	.49	.54	.54*
Ratio of net investment income (%)	4.59	4.81	4.82	4.74*
Portfolio turnover rate (%)	28	31	24	22
[a] For the period from August 19, 2002 (commencement of operations of Institutional Class shares) to May 31, 2003.
[b] Total returns would have been lower had certain expenses not been reduced.
[c] As restated to reflect interest expense on short term floating rate notes issued in conjunction with inverse floating rate securities.
* Annualized
** Not annualized
*** Amount is less than $.005.

Notes to Financial Statements

(as restated, see Note J)

A. Significant Accounting Policies

DWS Managed Municipal Bond Fund (formerly Scudder Managed Municipal Bond Fund) (the "Fund") is a diversified series of DWS Municipal Trust (formerly Scudder Municipal Trust) (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Institutional Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Shares of Class AARP were designed for members of AARP (Please see Note C, under the caption Other Related Parties, and Note I). Class AARP and S shares are not subject to initial or contingent deferred sales charges. Class S shares are no longer be available to new investors except under certain circumstances. (Please refer to the Fund's Statement of Additional Information.)

Investment income, realized and unrealized gains and losses and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution services fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Debt securities are valued by independent pricing services approved by the Trustees of the Fund, whose valuations are intended to reflect the mean between the bid and asked prices. If the pricing services are unable to provide valuations, the securities are valued at the average of the means based on the most recent bid and asked quotations or evaluated prices obtained from two broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Inverse Floaters. Inverse floating rate notes are debt instruments with a floating rate of interest that bears an inverse relationship to changes in short-term market interest rates. Investments in this type of instrument involve special risks as compared to investments in a fixed rate municipal security. The debt instrument in which the Fund may invest is a tender option bond trust (the "trust") which can be established by the Fund, a financial institution, or broker, consisting of underlying municipal obligations with intermediate to long maturities and a fixed interest rate. Other investors in the trust usually consist of money market fund investors receiving weekly floating interest rate payments who have put options with the financial institutions. The Fund may enter into shortfall and forbearance agreements by which a Fund agrees to reimburse the trust, in certain circumstances, for the difference between the liquidation value of the fixed rate municipal security held by the trust and the liquidation value of the floating rate notes. The Fund has the price risk of the underlying municipal obligations at the applicable leverage factor. Certain inverse floating rate securities held by the Fund have been created with bonds purchased by the Fund and subsequently transfered to the trust. These transactions are considered a form of financing for accounting purposes. As a result, the Fund includes the original transferred bond and a corresponding liability equal to the floating rate note issued. The Fund does not consider the Fund's investment in inverse floaters borrowing within the meaning of the Investment Company Act of 1940. Inverse floating rate notes exhibit added interest rate sensitivity compared to other bonds with a similar maturity. Moreover, since these securities are in a trust form, a sale may take longer to settle than the standard two days after the trade date.

The weighted average outstanding daily balance of the floating rate notes issued during the year ended May 31, 2006 was approximately $445,650,000, with a weighted average interest rate of 3.32%.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Fund may enter into futures contracts as a hedge against anticipated interest rate changes and for duration management, risk management and return enhancement purposes.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the Fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities hedged. When utilizing futures contracts to hedge, the Fund gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

Swap Agreements. The Fund may enter into interest rate swap transactions to reduce the interest rate risk inherent in the Fund's underlying investments. The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an interest rate swap, the Fund would agree to pay to the other party to the interest rate swap (which is known as the "counterparty") a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund a variable rate payment, or the Fund would agree to receive from the counterparty a fixed rate payment in exchange for the counterparty agreeing to receive from the Fund a variable rate payment. The payment obligations would be based on the notional amount of the swap. Certain risks may arise when entering into swap transactions including counterparty default, liquidity or unfavorable changes in interest rates. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily based upon a price supplied by the counterparty and the change in value is recorded as unrealized appreciation or depreciation.

When Issued/Delayed Delivery Securities. The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

During the year ended May 31, 2006, the Fund utilized $11,426,000 of its prior year capital loss carryforward.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures contracts, securities sold at a loss and accretion of market discount on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

At May 31, 2006, the Fund's components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed tax-exempt income	$ 3,523,349
Undistributed taxable income	$ 266,390
Undistributed long-term capital gains	$ 12,594,810
Net unrealized appreciation on investments	$ 287,191,911

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

	Years Ended May 31,
	2006	2005
Distributions from tax-exempt income	$ 190,192,905	$ 210,212,241
Distributions from short-term capital gains*	$ 700,204	$ 729,422
* For tax purposes short-term capital gains distributions are considered taxable income distributions.

Redemption Fees. The Fund imposes a redemption fee of 2% of the total redemption amount on the Fund shares redeemed or exchanged within 15 days of buying them, either by purchase or exchange. This fee is assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on an accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

Statement of Cash Flows. Information of financial transactions which have been settled through the receipt and disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows represents the cash position in the Fund's custodian bank at May 31, 2006.

B. Purchases and Sales of Securities

During the year ended May 31, 2006, purchases and sales of investment securities (excluding short-term investments) aggregated $1,175,889,334 and $1,455,399,928, respectively.

C. Related Parties

Management Agreement. Under the Management Agreement with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to an annual rate of 0.45% of the first $250,000,000 of the Fund's average daily net assets, 0.43% of the next $750,000,000 of such net assets, 0.41% of the next $1,500,000,000 of such net assets, 0.40% of the next $2,500,000,000 of such net assets, 0.38% of the next $2,500,000,000 of such net assets, 0.36% of the next $2,500,000,000 of such net assets, 0.34% of the next $2,500,000,000 of such net assets and 0.32% of such net assets in excess of $12,500,000,000, computed and accrued daily and payable monthly. Accordingly, for the year ended May 31, 2006, the fee pursuant to the Management Agreement was equivalent to an annual effective rate of 0.41% of the Fund's average daily net assets.

Effective March 12, 2005 through September 30, 2008, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the Fund to the extent necessary to maintain the operating expenses of each class at 0.48%, 0.48%, 0.49%, 0.50%, 0.52% and 0.50% of average daily net assets for Class A, B, C, AARP, S and Institutional Class shares, respectively (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 distribution and/or service fees, trustees, and trustee counsel fees and organizational and offering expenses).

Service Provider Fees. DWS Scudder Investments Service Company ("DWS-SISC"), an affiliate of the Advisor, is the Fund's transfer agent, dividend-paying agent and shareholder service agent for Class A, B, C and Institutional Class shares of the Fund. DWS Scudder Service Corporation ("DWS-SSC"), a subsidiary of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for Class AARP and S shares of the Fund. Pursuant to a sub-transfer agency agreement among DWS-SISC, DWS-SSC and DST Systems, Inc. ("DST"), DWS-SISC and DWS-SSC have delegated certain transfer agent and dividend paying agent functions to DST. DWS-SISC and DWS-SSC compensate DST out of the shareholder servicing fee they receive from the Fund. For the year ended May 31, 2006, the amounts charged to the Fund by DWS-SISC and DWS-SSC were as follows:

Services to Shareholders	Total Aggregated	Waived	Unpaid at May 31, 2006
Class A	$ 875,191	$ 417,092	$ 69,396
Class B	18,341	11,565	3,128
Class C	11,828	5,363	1,135
Class AARP	789,680	130,814	115,220
Class S	252,474	—	38,992
Institutional Class	668	—	191
	$ 1,948,182	$ 564,834	$ 228,062

DWS Scudder Fund Accounting Corporation ("DWS-SFAC"), an affiliate of the Advisor, is responsible for computing the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. SFAC has retained State Street Bank and Trust Company to provide certain administrative, fund accounting and record-keeping services to the Fund. For the year ended May 31, 2006, the amount charged to the Fund by DWS-SFAC for accounting services aggregated $332,942, of which $29,867 is unpaid.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Scudder Distributors, Inc. ("DWS-SDI"), a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class B and C shares. Pursuant to the agreement, DWS-SDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the year ended May 31, 2006, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at May 31, 2006
Class B	$ 224,591	$ 17,739
Class C	170,650	14,154
	$ 395,241	$ 31,893

In addition, DWS-SDI provides information and administrative services ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DWS-SDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the year ended May 31, 2006, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at May 31, 2006	Annual Effective Rate
Class A	4,996,214	389,166.24%
Class B	73,934	2,874.25%
Class C	55,924	4,279.25%
	$ 5,126,072	$ 396,319

Underwriting Agreement and Contingent Deferred Sales Charge. DWS-SDI is the principal underwriter for the Fund. Underwriting commissions paid to DWS-SDI in connection with the distribution of Class A shares for the year ended May 31, 2006 aggregated $90,018.

In addition, DWS-SDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the year ended May 31, 2006, the CDSC for Class B and C shares aggregated $82,962 and $2,869, respectively. A deferred sales charge of up to 0.85% is assessed on certain redemptions of Class A shares. For the year ended May 31, 2006, SDI received $9,801.

Typesetting and Filing Service Fees. Under an agreement with DeIM, the Advisor is compensated for providing typesetting and certain regulatory filing services to the Fund. For the year ended May 31, 2006, the amount charged to the Fund by DeIM included in reports to shareholders aggregated $27,200, all of which $10,320 is unpaid.

Trustees' Fees and Expenses. As compensation for his or her services, each Independent Trustee receives an aggregated annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each Fund in the Fund Complex for which he or she serves. In addition, the Lead Trustee of the Board and the Chairman of each committee of the Board receive additional compensation for their services. Payment of such fees and expenses is allocated among all such Funds described above in direct proportion to their relative net assets.

Other Related Parties. Through December 31, 2005, AARP through its affiliate, AARP Services, Inc., monitored and approved the AARP Investment Program from DWS Scudder, but did not act as an investment advisor or recommend specific mutual funds. The contractual relationship between DWS Scudder and AARP ended on December 31, 2005. As a result, the funds are no longer part of the AARP Investment Program and the AARP name and logo will be phased out in 2006. The funds will continue to be managed by Deutsche Asset Management and its affiliates. (Please see Note I.)

D. Expense Reductions

For the year ended May 31, 2006, the Advisor agreed to reimburse the Fund $44,402, which represents a portion of the fee savings expected to be realized by the Advisor related to the outsourcing by the Advisor of certain administrative services to an unaffiliated service provider.

In addition, the Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses. During the year ended May 31, 2006, the custodian fee was reduced by $1,480 for custodian credits earned.

E. Line of Credit

The Fund and several other affiliated funds (the "Participants") share in a $750 million revolving credit facility administered by JPMorgan Chase Bank N.A. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Year Ended May 31, 2006		Year Ended May 31, 2005
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	3,885,955	$ 35,418,358	8,312,673	$ 76,136,927
Class B	92,277	841,426	178,711	1,648,009
Class C	337,517	3,067,780	397,268	3,641,947
Class AARP	3,803,351	34,746,898	5,039,288	46,272,489
Class S	8,925,027	80,969,206	6,580,420	59,972,551
Institutional Class	407,977	3,720,115	47,953	444,280
		$ 158,763,783		$ 188,116,203
Shares issued in tax-free reorganization*
Class A	—	$ —	5,980,222	$ 54,599,429
Class B	—	—	261,646	2,388,828
Class C	—	—	215,860	1,970,802
		$ —		$ 58,959,059
Shares issued to shareholders in reinvestment of distributions
Class A	6,358,068	$ 58,032,583	7,004,991	$ 64,224,067
Class B	67,738	618,608	98,169	899,952
Class C	64,010	584,225	67,065	614,822
Class AARP	4,232,888	38,680,159	4,618,657	42,395,350
Class S	2,160,795	19,743,243	2,329,934	21,385,283
Institutional Class	2,397	21,767	60	547
		$ 117,680,585		$ 129,520,021
Shares redeemed
Class A	(27,866,712)	$ (254,164,213)	(29,582,562)	$ (270,878,349)
Class B	(1,021,856)	(9,326,095)	(2,013,177)	(18,423,203)
Class C	(569,050)	(5,184,157)	(787,261)	(7,207,277)
Class AARP	(18,230,222)	(166,270,033)	(15,507,042)	(142,237,910)
Class S	(11,523,067)	(105,083,415)	(11,497,799)	(105,393,916)
Institutional Class	(52,195)	(476,552)	(122)	(1,194)
		$ (540,504,465)		$ (544,141,849)
Redemption fees		$ 8,795		$ 3,473
Net increase (decrease)
Class A	(17,622,689)	$ (160,712,683)	(8,284,676)	$ (75,917,570)
Class B	(861,841)	(7,866,059)	(1,474,651)	(13,486,414)
Class C	(167,523)	(1,532,134)	(107,068)	(979,706)
Class AARP	(10,193,983)	(92,842,599)	(5,849,097)	(53,569,987)
Class S	(437,245)	(4,363,157)	(2,587,445)	(24,033,049)
Institutional Class	358,179	3,265,330	47,891	443,633
		$ (264,051,302)		$ (167,543,093)
* On March 11, 2005, the Florida Tax-Free Fund was acquired by the Fund through a tax-free reorganization.

G. Regulatory Matters and Litigation

Market Timing Related Regulatory and Litigation Matters. Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including DWS Scudder. The DWS funds' advisors have been cooperating in connection with these inquiries and are in discussions with the regulators concerning proposed settlements. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the DWS funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain DWS funds, the funds' investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each DWS fund's investment advisor has agreed to indemnify the applicable DWS funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. It is not possible to determine with certainty what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors.

With respect to the lawsuits, based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a DWS fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the DWS funds.

With respect to the regulatory matters, Deutsche Asset Management ("DeAM") has advised the funds as follows:

DeAM expects to reach final agreements with regulators in 2006 regarding allegations of improper trading in the DWS funds. DeAM expects that it will reach settlement agreements with the Securities and Exchange Commission, the New York Attorney General and the Illinois Secretary of State providing for payment of disgorgement, penalties, and investor education contributions totaling approximately $134 million. Approximately $127 million of this amount would be distributed to shareholders of the affected DWS funds in accordance with a distribution plan to be developed by an independent distribution consultant. DeAM does not believe that any of the DWS funds will be named as respondents or defendants in any proceedings. The funds' investment advisors do not believe these amounts will have a material adverse financial impact on them or materially affect their ability to perform under their investment management agreements with the DWS funds. The above-described amounts are not material to Deutsche Bank, and they have already been reserved.

Based on the settlement discussions thus far, DeAM believes that it will be able to reach a settlement with the regulators on a basis that is generally consistent with settlements reached by other advisors, taking into account the particular facts and circumstances of market timing at DeAM and at the legacy Scudder and Kemper organizations prior to their acquisition by DeAM in April 2002. Among the terms of the expected settled orders, DeAM would be subject to certain undertakings regarding the conduct of its business in the future, including maintaining existing management fee reductions for certain funds for a period of five years. DeAM expects that these settlements would resolve regulatory allegations that it violated certain provisions of federal and state securities laws (i) by entering into trading arrangements that permitted certain investors to engage in market timing in certain DWS funds and (ii) by failing more generally to take adequate measures to prevent market timing in the DWS funds, primarily during the 1999-2001 period. With respect to the trading arrangements, DeAM expects that the settlement documents will include allegations related to one legacy DeAM arrangement, as well as three legacy Scudder and six legacy Kemper arrangements. All of these trading arrangements originated in businesses that existed prior to the current DeAM organization, which came together in April 2002 as a result of the various mergers of the legacy Scudder, Kemper and Deutsche fund groups, and all of the arrangements were terminated prior to the start of the regulatory investigations that began in the summer of 2003. No current DeAM employee approved the trading arrangements.

There is no certainty that the final settlement documents will contain the foregoing terms and conditions. The independent Trustees/Directors of the DWS funds have carefully monitored these regulatory investigations with the assistance of independent legal counsel and independent economic consultants.

Other Regulatory Matters. DeAM is also engaged in settlement discussions with the Enforcement Staffs of the SEC and the NASD regarding DeAM's practices during 2001-2003 with respect to directing brokerage commissions for portfolio transactions by certain DWS funds to broker-dealers that sold shares in the DWS funds and provided enhanced marketing and distribution for shares in the DWS funds. In addition, DWS Scudder Distributors, Inc. is in settlement discussions with the Enforcement Staff of the NASD regarding DWS Scudder Distributors' payment of non-cash compensation to associated persons of NASD member firms, as well as DWS Scudder Distributors' procedures regarding non-cash compensation regarding entertainment provided to such associated persons.

H. Acquisition of Assets

On March 11, 2005, the Fund acquired all of the net assets of Scudder Florida Tax-Free Income Fund pursuant to a plan of reorganization approved by shareholders on February 24, 2005. The acquisition was accomplished by a tax-free exchange of 5,267,778 Class A shares, 230,924 Class B shares and 190,429 Class C shares of Scudder Florida Tax-Free Income Fund, respectively, for 5,980,222 Class A shares, 261,646 Class B shares and 215,860 Class C shares of DWS Managed Municipal Bond Fund, respectively, outstanding on March 11, 2005. Scudder Florida Tax-Free Income Fund's net assets at that date of $58,959,059, including $5,077,968 of net unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $4,386,673,569. The combined net assets of the Fund immediately following the acquisition were $4,445,632,628.

I. Subsequent Event

On June 28, 2006, the Board of the Fund approved the conversion of the Class AARP shares of the Fund into the Class S shares of the Fund. This conversion was completed on July 14, 2006, and Class AARP shares are no longer offered.

J. Restatement of Financial Statements

DWS Managed Municipal Bond Fund's financial statements and related disclosures have been restated to conform the treatment of the Fund's investment in certain financial instruments to generally accepted accounting principles. The fund invests in tender option bond trusts (also referred to as Inverse Floaters) where the fund transfers a fixed rate bond to a trust that issued a floating rate security and an inverse floating rate security. In exchange for the bond transferred, the Fund receives the inverse floating rate security and cash from the trust equal to the par amount of the floating rate note issued. Previously, the Fund treated this transaction as a sale of the original bond and a purchase of the inverse floating rate security. Under Statement of Financial Accounting Standards No. 140 (FAS 140), the transfer of the bond is not considered a sale, but rather a form of financing for accounting purposes. As a result, the Fund restated its financial statements to include the original transferred bond, and the corresponding liability equal to the floating rate note issued. In addition, the restated financial statements reflect the interest earned on the original bond as well as reflecting the interest paid by the floating rate note and the inclusion of a statement of cash flows. The result of the restatement was an increase in assets and liabilities and corresponding increases in interest income and expenses. These changes did not impact the net asset value, net investment income or total return of the Fund. The following represents the previously reported information and the restated information:

Statement of Assets and Liabilities	Previously Reported	Restated
Investments in securities, at value	$ 4,037,130,425	$ 4,336,592,925
Total assets	4,117,884,524	4,417,347,024
Payable for floating rate notes issued	—	299,462,500
Total liabilities	14,168,139	313,630,639
Net assets, at value	4,103,716,385	4,103,716,685
Statement of Operations
Interest income	$ 218,344,165	$ 233,222,459
Interest expense	—	14,878,294
Total expenses after expense reductions	27,030,637	41,908,931
Net investment income	191,313,528	191,313,528
Financial Highlights for the Years Ended May 31, 2006, 2005 and 2004
	2006		2005		2004
	Previously Reported	Restated	Previously Reported	Restated	Previously Reported	Restated
Class A Expense Ratios: Total Expenses	0.74%	1.09%	0.74%	0.88%	0.75%	0.84%
Class B Expense Ratios: Total Expenses	1.49%	1.84%	1.53%	1.67%	1.52%	1.61%
Class C Expense Ratios: Total Expenses	1.50%	1.85%	1.51%	1.65%	1.54%	1.63%
Class AARP Expense Ratios: Total Expenses	0.51%	0.86%	0.51%	0.65%	0.56%	0.65%
Class S Expense Ratios: Total Expenses	0.51%	0.86%	0.49%	0.63%	0.55%	0.64%
Institutional Class Expense Ratios: Total Expenses	0.53%	0.88%	0.49%	0.63%	0.54%	0.63%
Financial Highlights for the Years Ended May 31, 2003 and 2002
	2003		2002
	Previously Reported	Restated	Previously Reported	Restated
Class A Expense Ratios: Total Expenses	0.75%	0.87%	0.77%	0.87%
Class B Expense Ratios: Total Expenses	1.53%	1.65%	1.58%	1.68%
Class C Expense Ratios: Total Expenses	1.56%	1.68%	1.59%	1.69%
Class AARP Expense Ratios: Total Expenses	0.56%	0.68%	0.57%	0.67%
Class S Expense Ratios: Total Expenses	0.56%	0.68%	0.57%	0.67%
Institutional Class Expense Ratios: Total Expenses	0.54%	0.66%	N/A	N/A

While the Statements of Assets and Liabilities as of May 31, 2005, 2004, 2003 and 2002 (not presented herein) have not been reissued to give effect to the restatement, the principal effects of the restatement would be to increase investments and payable for floating rate notes issued by corresponding amounts at each year, with no effect on previously reported net assets. The Statements of Operations for the years ended May 31, 2005, 2004, 2003 and 2002 (not presented herein) have not been reissued to give effect to the restatement, but the principal effects of the restatement would be to increase interest income and interest expense and fees by corresponding amounts each year, with no effect on the previously reported net increase in net assets resulting from operations.

Report of Independent Registered Public Accounting Firm

To the Trustees of DWS Municipal Trust and the Shareholders of DWS Managed Municipal Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations, of cash flows and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DWS Managed Municipal Bond Fund (formerly Scudder Managed Municipal Bond Fund) (the "Fund") at May 31, 2006, and the results of its operations, its cash flows, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

As discussed in Note J, the financial statements as of May 31, 2006 have been restated.

Boston, Massachusetts July 24, 2006 (February 26, 2007 as to the statement of cash flows and to the effects of the restatement discussed in Note J)	PricewaterhouseCoopers LLP

Tax Information (Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $13,854,000 as capital gains dividends for its year ended May 31, 2006, of which 100% represents 15% rate gains.

Of the dividends paid from net investment income for the taxable year ended May 31, 2006, 100% are designated as exempt interest dividends for federal income tax purposes.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 621-1048.

Other Information

Additional information announced by Deutsche Asset Management regarding the terms of the expected settlements referred to in the Market Timing Related Regulatory and Litigation Matters and Other Regulatory Matters in the Notes to Financial Statements will be made available at www.dws-scudder.com/regulatory_settlements, which will also disclose the terms of any final settlement agreements once they are announced.

Shareholder Meeting Results

A Special Meeting of shareholders (the "Meeting") of DWS Managed Municipal Bond Fund (the "Fund") was held on May 5, 2006, at the offices of Deutsche Asset Management, 345 Park Avenue, New York, New York 10154. At the Meeting, the following matters were voted upon by the shareholders (the resulting votes are presented below).

I. Election of Trustees. ("Number of Votes" represents all funds that are series of DWS Municipal Trust.)

	Number of Votes:
	For	Withheld
Henry P. Becton, Jr.	398,427,388.794	14,910,286.909
Dawn-Marie Driscoll	398,547,823.407	14,789,852.296
Keith R. Fox	398,603,100.489	14,734,575.214
Kenneth C. Froewiss	398,471,580.537	14,866,095.166
Martin J. Gruber	398,241,707.878	15,095.967.825
Richard J. Herring	398,413,658.458	14,924,017.245
Graham E. Jones	398,277,770.609	15,059,905.094
Rebecca W. Rimel	398,575,790.193	14,761,885.510
Philip Saunders, Jr.	398,377,368.962	14,960,306.741
William N. Searcy, Jr.	398,655,233.476	14,682,442.227
Jean Gleason Stromberg	398,477,592.998	14,860,082.705
Carl W. Vogt	397,959,556.604	15,378,119.099
Axel Schwarzer	398,598,027.674	14,739,648.029

II-A. Approval of an Amended and Restated Investment Management Agreement.

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
291,011,094.276	12,837,623.247	14,444,960.862	45,938,080.000

II-B. Approval of a Subadvisor Approval Policy.

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
286,001,256.847	17,043,089.194	15,249,332.344	45,938,080.000

III. Approval of a Revised Fundamental Investment Restriction Regarding Commodities.

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
288,724,934.484	13,894,191.881	15,674,552.020	45,938,080.000

IV-A. Approval of Amended and Restated Declaration of Trust. ("Number of Votes" represents all funds that are series of DWS Municipal Trust.)

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
327,741,040.378	14,224,068.278	17,302,295.047	54,070,272.000

The Meeting was adjourned until a future date, at which time the following matter will be voted upon by the shareholders.

IV-B. Approval of Further Amendments to the Amended and Restated Declaration of Trust.

* Broker non-votes are proxies received by the Fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

Trustees and Officers

The following table presents certain information regarding the Board Members and Officers of the Trust as of May 31, 2006. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Board Member is c/o Dawn-Marie Driscoll, PO Box 100176, Cape Coral, FL 33904. The term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Trust. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served	Business Experience and Directorships During the Past Five Years	Number of Funds in Fund Complex Overseen
Henry P. Becton, Jr. (1943) Board Member since 1990	President, WGBH Educational Foundation. Directorships: Becton Dickinson and Company (medical technology company); Belo Corporation (media company); Concord Academy; Boston Museum of Science; Public Radio International; DWS Global High Income Fund, Inc. (since October 2005); DWS Global Commodities Stock Fund, Inc. (since October 2005). Former Directorships: American Public Television; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service	86
Dawn-Marie Driscoll (1946) Chairman since 2004 Board Member since 1987	President, Driscoll Associates (consulting firm); Executive Fellow, Center for Business Ethics, Bentley College; formerly, Partner, Palmer & Dodge (1988-1990); Vice President of Corporate Affairs and General Counsel, Filene's (1978-1988). Directorships: Advisory Board, Center for Business Ethics, Bentley College; Member, Southwest Florida Community Foundation (charitable organization); Director, DWS Global High Income Fund, Inc. (since October 2005), DWS Global Commodities Stock Fund, Inc. (since October 2005), DWS RREEF Real Estate Fund, Inc. (since April 2005) and DWS RREEF Real Estate Fund II, Inc. (since April 2005). Former Directorships: Investment Company Institute. Former Memberships: Executive Committee of the Independent Directors Council of the Investment Company Institute
		88
Keith R. Fox (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private equity funds). Directorships: Progressive Holding Corporation (kitchen goods importer and distributor); Cloverleaf Transportation Inc. (trucking); Natural History, Inc. (magazine publisher); Box Top Media Inc. (advertising), DWS Global High Income Fund, Inc. (since October 2005), DWS Global Commodities Stock Fund, Inc. (since October 2005), DWS RREEF Real Estate Fund, Inc. (since April 2005), and DWS RREEF Real Estate Fund II, Inc. (since April 2005)	88
Kenneth C. Froewiss (1945) Board Member since 2005	Clinical Professor of Finance, NYU Stern School of Business (1997-present); Director, DWS Global High Income Fund, Inc. (since 2001) and DWS Global Commodities Stock Fund, Inc. (since 2004); Member, Finance Committee, Association for Asian Studies (2002-present); Director, Mitsui Sumitomo Insurance Group (US) (2004-present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	86
Martin J. Gruber (1937) Board Member since 2006	Nomura Professor of Finance, Leonard N. Stern School of Business, New York University (since September 1965); Director, Japan Equity Fund, Inc. (since January 1992), Thai Capital Fund, Inc. (since January 2000), Singapore Fund, Inc. (since January 2000), DWS Global High Income Fund, Inc. (since October 2005), DWS Global Commodities Stock Fund, Inc. (since October 2005), DWS RREEF Real Estate Fund, Inc. (since April 2005) and DWS RREEF Real Estate Fund II, Inc. (since April 2005). Formerly, Trustee, TIAA (pension funds) (January 1996-January 2000); Trustee, CREF and CREF Mutual Funds (January 2000-March 2005); Chairman, CREF and CREF Mutual Funds (February 2004-March 2005); and Director, S.G. Cowen Mutual Funds (January 1985-January 2001)
		88
Richard J. Herring (1946) Board Member since 2006	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Director, Lauder Institute of International Management Studies (since July 2000); Co-Director, Wharton Financial Institutions Center (since July 2000); Director, DWS Global High Income Fund, Inc. (since October 2005), DWS Global Commodities Stock Fund, Inc. (since October 2005), DWS RREEF Real Estate Fund, Inc. (since April 2005) and DWS RREEF Real Estate Fund II, Inc. (since April 2005). Formerly, Vice Dean and Director, Wharton Undergraduate Division (July 1995-June 2000)
		88
Graham E. Jones (1933) Board Member since 2006	Senior Vice President, BGK Realty, Inc. (commercial real estate) (since 1995); Director, DWS Global High Income Fund, Inc. (since October 2005), DWS Global Commodities Stock Fund, Inc. (since October 2005), DWS RREEF Real Estate Fund, Inc. (since April 2005) and DWS RREEF Real Estate Fund II, Inc. (since April 2005). Formerly, Trustee of various investment companies managed by Sun Capital Advisors, Inc. (1998-2005), Morgan Stanley Asset Management (1985-2001) and Weiss, Peck and Greer (1985-2005)	88
Rebecca W. Rimel (1951) Board Member since 2006	President and Chief Executive Officer, The Pew Charitable Trusts (charitable foundation) (1994 to present); Trustee, Thomas Jefferson Foundation (charitable organization) (1994 to present); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001 to present); Director, DWS Global High Income Fund, Inc. (since October 2005), DWS Global Commodities Stock Fund, Inc. (since October 2005), DWS RREEF Real Estate Fund, Inc. (since April 2005) and DWS RREEF Real Estate Fund II, Inc. (since April 2005). Formerly, Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983 to 2004); Board Member, Investor Education (charitable organization) (2004-2005)
		88
Philip Saunders, Jr. (1935) Board Member since 2006	Principal, Philip Saunders Associates (economic and financial consulting) (since November 1988); Director, DWS Global High Income Fund, Inc. (since October 2005), DWS Global Commodities Stock Fund, Inc. (since October 2005). Formerly, Director, Financial Industry Consulting, Wolf & Company (consulting) (1987-1988); President, John Hancock Home Mortgage Corporation (1984-1986); Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. (1982-1986)	88
William N. Searcy, Jr. (1946) Board Member since 2006	Private investor since October 2003; Trustee of seven open-end mutual funds managed by Sun Capital Advisers, Inc. (since October 1998); Director, DWS Global High Income Fund, Inc. (since October 2005), DWS Global Commodities Stock Fund, Inc. (since October 2005), DWS RREEF Real Estate Fund, Inc. (since April 2005) and DWS RREEF Real Estate Fund II, Inc. (since April 2005). Formerly, Pension & Savings Trust Officer, Sprint Corporation[1] (telecommunications) (November 1989-October 2003)	88
Jean Gleason Stromberg (1943) Board Member since 1999	Retired. Formerly, Consultant (1997-2001); Director, US Government Accountability Office (1996-1997); Partner, Fulbright & Jaworski, L.L.P. (law firm) (1978-1996). Directorships: The William and Flora Hewlett Foundation; Service Source, Inc.; DWS Global High Income Fund, Inc. (since October 2005), DWS Global Commodities Stock Fund, Inc. (since October 2005), DWS RREEF Real Estate Fund, Inc. (since April 2005) and DWS RREEF Real Estate Fund II, Inc. (since April 2005). Former Directorships: Mutual Fund Directors Forum (2002-2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987-1990 and 1994-1996)
		88
Carl W. Vogt (1936) Board Member since 2002	Senior Partner, Fulbright & Jaworski, L.L.P. (law firm); formerly, President (interim) of Williams College (1999-2000); President, certain funds in the Deutsche Asset Management Family of Funds (formerly, Flag Investors Family of Funds) (registered investment companies) (1999-2000). Directorships: Yellow Corporation (trucking); American Science & Engineering (x-ray detection equipment); ISI Family of Funds (registered investment companies, four funds overseen); National Railroad Passenger Corporation (Amtrak); DWS Global High Income Fund, Inc. (since October 2005), DWS Global Commodities Stock Fund, Inc. (since October 2005); formerly, Chairman and Member, National Transportation Safety Board
		86
Interested Board Member
Name, Year of Birth, Position with the Fund and Length of Time Served	Name, Year of Birth, Position with the Fund and Length of Time Served	Number of Funds in Fund Complex Overseen
Axel Schwarzer[2] (1958) Board Member since 2006	Managing Director[4], Deutsche Asset Management; Head of Deutsche Asset Management Americas; CEO of DWS Scudder; formerly, board member of DWS Investments, Germany (1999-2005); formerly, Head of Sales and Product Management for the Retail and Private Banking Division of Deutsche Bank in Germany (1997-1999); formerly, various strategic and operational positions for Deutsche Bank Germany Retail and Private Banking Division in the field of investment funds, tax driven instruments and asset management for corporates (1989-1996)	84
Officers[3]
Name, Year of Birth, Position with the Fund and Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held
Michael G. Clark[5,7] (1965) President, 2006-present	Managing Director[4], Deutsche Asset Management (2006-present); President, The Central Europe and Russia Fund, Inc. (since June 2006), The European Equity Fund, Inc. (since June 2006), The New Germany Fund, Inc. (since June 2006), DWS Global High Income Fund, Inc. (since June 2006), DWS Global Commodities Stock Fund, Inc. (since June 2006), DWS RREEF Real Estate Fund, Inc. (since June 2006), DWS RREEF Real Estate Fund II, Inc. (since June 2006); formerly, Director of Fund Board Relations (2004-2006) and Director of Product Development (2000-2004), Merrill Lynch Investment Managers; Senior Vice President Operations, Merrill Lynch Asset Management (1997-2000)

John Millette[6] (1962) Vice President and Secretary, 1999-present	Director[4], Deutsche Asset Management
Paul H. Schubert[5] (1963) Chief Financial Officer, 2004-present Treasurer, 2005-present	Managing Director[4], Deutsche Asset Management (since July 2004); formerly, Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998-2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994-1998)

Patricia DeFilippis[5] (1963) Assistant Secretary, 2005-present	Vice President, Deutsche Asset Management (since June 2005); formerly, Counsel, New York Life Investment Management LLC (2003-2005); legal associate, Lord, Abbett & Co. LLC (1998-2003)
Elisa D. Metzger[5] (1962) Assistant Secretary 2005-present	Director[4], Deutsche Asset Management (since September 2005); formerly, Counsel, Morrison and Foerster LLP (1999-2005)
Caroline Pearson[6] (1962) Assistant Secretary, 1997-present	Managing Director[4], Deutsche Asset Management
Scott M. McHugh[6] (1971) Assistant Treasurer, 2005-present	Director[4], Deutsche Asset Management
Kathleen Sullivan D'Eramo[6] (1957) Assistant Treasurer, 2003-present	Director[4], Deutsche Asset Management
John Robbins[5] (1966) Anti-Money Laundering Compliance Officer, 2005-present	Managing Director[4], Deutsche Asset Management (since 2005); formerly, Chief Compliance Officer and Anti-Money Laundering Compliance Officer for GE Asset Management (1999-2005)
Philip Gallo[5] (1962) Chief Compliance Officer, 2004-present	Managing Director[4], Deutsche Asset Management (2003-present); formerly, Co-Head of Goldman Sachs Asset Management Legal (1994-2003)
A. Thomas Smith[5] (1956) Chief Legal Officer, 2005-present	Managing Director[4], Deutsche Asset Management (2004-present); formerly, General Counsel, Morgan Stanley and Van Kampen and Investments (1999-2004); Vice President and Associate General Counsel, New York Life Insurance Company (1994-1999); senior attorney, The Dreyfus Corporation (1991-1993); senior attorney, Willkie Farr & Gallagher (1989-1991); staff attorney, US Securities & Exchange Commission and the Illinois Securities Department (1986-1989)

1 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.
2 The mailing address of Axel Schwarzer is c/o Deutsche Investment Management Americas, Inc., 345 Park Avenue, New York, New York 10154. Mr. Schwarzer is an interested Board Member by virtue of his positions with Deutsche Asset Management.
3 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the funds.
4 Executive title, not a board directorship.
5 Address: 345 Park Avenue, New York, New York 10154.
6 Address: Two International Place, Boston, MA 02110.
7 Elected June 27, 2006.

The fund's Statement of Additional Information ("SAI") includes additional information about the Trustees. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: 1-800-621-1048.

Account Management Resources

For shareholders of Classes A, B, C and Institutional Class
Automated Information Lines

InvestorACCESS (800) 972-3060

Personalized account information, information on other DWS funds and services via touchtone telephone and for Classes A, B, and C only, the ability to exchange or redeem shares.

Web Site

www.dws-scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 621-1048 To speak with a DWS Scudder service representative.
Written Correspondence	DWS Scudder PO Box 219356 Kansas City, MO 64121-9356
Proxy Voting	A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-scudder.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at 1-800-621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Class A	Class B	Class C	Institutional Class
Nasdaq Symbol	SMLAX	SMLBX	SMLCX	SMLIX
CUSIP Number	23337W-709	23337W-808	23337W-881	23337W-857
Fund Number	466	666	766	544
For shareholders of Class AARP and Class S
Automated Information Lines	SAIL™ (800) 343-2890
Personalized account information, the ability to exchange or redeem shares, and information on other DWS funds and services via touchtone telephone.
Web Site	www.dws-scudder.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 728-3337 To speak with a DWS Scudder service representative.
Written Correspondence	DWS Scudder PO Box 219669 Kansas City, MO 64121-9669
Proxy Voting	A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-scudder.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at 1-800-621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Class AARP	Class S
Nasdaq Symbol	AMUBX	SCMBX
Fund Number	2166	2066

Notes

Notes

Notes

Notes

ITEM 2.	CODE OF ETHICS.

As of the end of the period, May 31, 2006, DWS Municipal Trust has a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Funds’ audit committee is comprised solely of trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Funds’ Board of Trustees has determined that there are several “audit committee financial experts” serving on the Funds’ audit committee. The Board has determined that Keith R Fox, the chair of the Funds’ audit committee, qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on its review of Mr. Fox’s pertinent experience and education. The SEC has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

DWS MANAGED MUNICIPAL BOND FUND

FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its Chairman (or, in his absence, any other member of the Audit Committee).

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended May 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2006	$86,700	$0	$0	$0
2005	$79,500	$225	$9,300	$0

The above “Audit- Related Fees” were billed for agreed upon procedures performed and the above "Tax Fees" were billed for professional services rendered for tax return preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas, Inc. (“DeIM” or the “Adviser”), and any entity controlling, controlled by or under common control with DeIM (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended May 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2006	$45,200	$197,605	$0
2005	$581,822	$0	$0

The “Audit-Related Fees” were billed for services in connection with the assessment of internal controls, agreed-upon procedures and additional related procedures and the above “Tax Fees” were billed in connection with consultation services and agreed-upon procedures.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended May 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2006	$0	$197,605	$15,000	$212,605
2005	$9,300	$0	$207,146	$216,446

All other engagement fees were billed for services in connection with risk management, tax services and process improvement/integration initiatives for DeIM and other related entities that provide support for the operations of the fund.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Committee on Independent Trustees/Directors selects and nominates Independent Trustees/Directors. Fund shareholders may submit nominees that will be considered by the committee when a Board vacancy occurs. Submissions should be mailed to: c/o Dawn-Marie Driscoll, PO Box 100176, Cape Coral, FL 33910.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

Management of the Registrant has determined that as of and prior to May 31, 2006, the Registrant had a material weakness in its internal control over financial reporting related to the review, analysis and determination of whether certain transfers of municipal securities qualified for sale accounting under the provisions of Statement of Financial Accounting Standards No. 140. Since May 31, 2006, but prior to the date of this filing, management has revised its internal control over financial reporting to improve the effectiveness of the controls to ensure that transactions in transfers of municipal securities are accounted for properly. As a result of this weakness, the statement of assets and liabilities, including the portfolio of investments as of May 31, 2006, the related statement of operations and statement of changes in net assets for the year then ended and the financial highlights for each of the five years in the period ended were restated in order to appropriately account for such transfers of securities as secured financings and report the related interest income and expense. However, there was no impact to the net asset value of the Registrant’s shares or the Registrant’s total return of any period.

Management notes that other investment companies investing in similar investments over the same time periods had been accounting for such investments in a similar manner as the Registrant. Accordingly, other investment companies are also concluding that there was a material weakness in their internal control over financial reporting for such investments.

(b)

There have been no changes in the Registrant's internal control over financial reporting that occurred during the Registrant’s last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting. However, as discussed above, subsequent to May 31, 2006, the Registrant's internal control over financial reporting was enhanced.

ITEM 12.	EXHIBITS.

(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSR Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Managed Municipal Bond Fund, a series of DWS Municipal Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Managed Municipal Bond Fund, a series of DWS Municipal Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 26, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	February 26, 2007